UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S.
Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee
, WI  53202

(Name and address of agent for service)

(513)-629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2022

Date of reporting period:  May 31, 2022

Item 1. Reports to Stockholders.
Rockefeller Climate Solutions Fund
Rockefeller Equity Allocation Fund
Rockefeller Core Taxable Bond Fund
Rockefeller Intermediate Tax Exempt
National Bond Fund
Rockefeller Intermediate Tax Exempt
New York Bond Fund
Semi-Annual Report
May 31, 2022
Investment Adviser
Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111

Dear Shareholder:
Global equity markets declined during the six month fiscal period ended May 31, 2022 with the economic outlook deteriorating significantly since the start of the year. Inflation levels continued to rise throughout the first half of the year, compounded by the spike in commodity prices following the onset of the Russia-Ukraine conflict as well as widespread supply chain disruptions as China’s zero-COVID policy persisted, leading to lockdowns in major manufacturing hubs.
Given this challenging macro environment, economically sensitive areas of the market performed poorly, particularly toward the end of the period, as did consumer stocks, reflecting the impact of high inflation and decreasing consumer confidence levels. Conversely, quality large cap stocks as well as traditionally defensive areas of the market, such as consumer staples and utilities, held up relatively well during the period. Energy was a notable outperformer for the period, as oil prices climbed above $100/bbl. in early March stemming from the world’s response to Russia’s invasion of Ukraine via sanctions has resulted in the effective removal of Russian oil supply from most of the global market. As the war persists and global sanctions continue to mount, current supply/demand dynamics could take years to normalize before Russian oil supply is fully reintegrated into global markets.
We saw the onset of multiple contraction in areas of the market where valuations were elevated and a rotation toward more reasonably valued sectors in early 2022. Geopolitical tensions and increased concerns about recession led to a temporary reversal of this trend as investors flocked to growth stocks in early March 2022. However, the rotation away from growth stocks resumed in April as major central banks signaled tightening of global monetary policies amidst surging inflationary pressures. Investor focus has keyed in on central bank policy response, pricing in significant rate hikes by the end of 2023 and contributing to a broad decline in equity valuations.
Federal Reserve Policy and the Bond Market:
It has been an extremely eventful period across financial markets with the mood continuing to ebb and flow with the uncertainty surrounding the economic outlook. Markets are struggling to balance the risks of inflation versus the risks of a recession. The FOMC (Federal Open
Market Committee) materially shifted tactical risk/reward comfort with negative growth outcomes as it continues to combat inflation. The aggressive interest rate hiking campaign has resulted in the worst start to a year on record for fixed income investors. The combination of high inflation and rising interest rates is triggering worries about the U.S economy and financial markets. Will growth persevere? Will stagflation rear its ugly head? Or will the economy slip into recession? Whichever scenario unfolds, we believe it may be time to revisit your bond allocations. While we did not anticipate the magnitude and velocity of the rate move that we have experienced year-to-date, we strongly believe the worst is behind
us. Now that interest rates have risen, it is our belief an allocation to investment grade fixed income will once again provide some measure of stability to an overall investment portfolio, especially in periods when risk is out of favor and markets are volatile.
Rockefeller Climate Solutions Fund:
For the six months ended May 31, 2022, the Institutional Class shares of the Rockefeller
Climate Solutions Fund returned -14.86% (net), while the MSCI All-Country World Index
(Net Dividends) had a return of -9.35%. This was in large part due to the structural over/
underweights the strategy will have, given the focus on investing in companies providing climate adaptation, or mitigation solutions. As such, the strategy was underweight to financials and traditional energy, areas of the market that significantly outperformed. Sweetgreen was the largest detracting stock as the market punished early-stage growth companies with short operating histories during the period. We continue to have conviction in Sweetgreen’s business model as it is well positioned to benefit from changing high income, urban consumer preferences for healthier meals with a relatively low carbon footprint. Darling Ingredients was the top contributor as shares rallied following better than expected 1Q22 earnings results.
Rockefeller Equity Allocation Fund:
For the six months ended May 31, 2022, the Institutional Class shares of the Rockefeller
Equity Allocation Fund returned -9.44% (net), while the MSCI All-Country World Index (Net
Dividends) had a return of -9.35%. The strategy’s underweight to traditional energy was the largest detractor from relative performance during the period as energy was the top performing sector on the back of elevated oil prices. Meta Platforms was the largest detracting stock as shares traded lower after reporting disappointing earnings and lowering guidance. While we believe some of the selloff was justified, we view the reaction as overdone with revenue growth of 8% still impressive for a platform of over 3 billion subscribers. In addition, Meta
Platforms has yet to fully monetize the Instagram platform, particularly in the marketplace feature. The company is also investing significant capital, especially around new projects such as the Metaverse. Even with increased spending on the Metaverse, Meta Platforms shares trade at a discount to the S&P 500. We opportunistically added to Meta Platforms to rebuild the position, and while we still believe its materially undervalued, we are pleased to see some recovery off its lows. Given their success with other capital allocations in the past (purchasing Instagram, WhatsApp) we believe Metaverse has the potential to yield positive results for the company. Financials was the top contributing sector for the period and Reinsurance Group of America was the top individual stock contributing to relative performance both within the sector and the Fund’s overall portfolio. Shares traded higher during the period following a better than feared earnings report and improved outlook from company management, notably regarding COVID-19 related claims.
Rockefeller Core Taxable Bond Fund:
For the six months ended May 31, 2022, the Institutional Class shares of the Rockefeller
Core Taxable Bond Fund had a return of –10.16% (net), underperforming the Bloomberg
Barclays Aggregate Bond Index benchmark, which returned -9.15%. Detracting from relative performance was the Fund’s sector allocations. An overweight to taxable municipal bonds detracted as spreads widened over the period. Meanwhile, the Fund’s longer relative duration also detracted as yields rose materially across the curve.
Rockefeller Intermediate Tax-Exempt National Bond Fund:
For the six months ended May 31, 2022, the Institutional Class shares of the Rockefeller
Intermediate Tax-Exempt National Bond Fund had a return of -7.50% (net), while the
Bloomberg Barclays Managed Money Short/Intermediate (1 - 10 Years) Index returned
-5.61%. Detracting from relative performance was the Fund’s overweight to the “A” rated credit cohort as lower quality underperformed. The Fund’s modestly longer duration profile also detracted from relative performance as yields rose materially across the curve.
Rockefeller Intermediate Tax-Exempt New York Bond Fund:
For the six months ended May 31, 2022, the Institutional Class shares of the Rockefeller
Intermediate Tax-Exempt New York Bond Fund had a return of -7.20% (net), while the
Bloomberg Barclays Managed Money Short/Intermediate (1 - 10 Years) Index returned
-5.61%. Detracting from relative performance was the Fund’s overweight to the “A” rated credit cohort as lower quality underperformed. The Fund’s modestly longer duration profile also detracted from relative performance as yields rose materially across the curve.

Looking Forward:
The biggest question facing the global markets is what degree of slowdown is the global economy facing? We believe that June will prove to mark peak inflation fears and that we should avoid a severe global economic downturn. There are three key reasons for this view:
1) underlying inflation trends are greatly improving, 2) the labor market remains extremely tight with jobs plentiful, and 3) expectations of future rate increases have been fully priced into equity markets. On the negative side, we believe the consumer will be increasingly stretched as real wage gains have not kept up with inflation and boom conditions created by the aggressive fiscal and monetary response to the pandemic have faded. We believe however that the sell-off over the first part of the year has created opportunities in some areas of the market, such as autos, which have been facing supply constraints but should still have pent-up demand, as well as financial services companies where current valuations are reflecting a more dire economic scenario than we envision. Additionally, we remain constructive on energy companies with exposure to natural gas, which may remain in short supply for years as Europe wanes dependence from Russia, as well as high-quality industrials companies where valuations are already priced for a slowdown. This year and especially the month of June have been disappointing for markets, but we believe that the upcoming earnings season should provide a much-needed catalyst to lift markets.
Sincerely,
David P. Harris, CFA
Chairman & Senior Portfolio Manager
Rockefeller Asset Management
Opinions expressed are those of Rockefeller Asset Management and are subject to change, are not guaranteed and should not be considered investment advice. Rockefeller Asset Management is a division of Rockefeller & Co. LLC, the investment adviser to the Rockefeller Funds.
Must be preceded or accompanied by a current prospectus.
Past performance is no guarantee of future results.
Mutual fund investing involves risk. Principal loss is possible. The Funds are susceptible to adverse economic, political, tax, or regulatory changes which may magnify other risks. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the
Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in the municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic development. The Funds may invest in restricted securities or “private placement” transactions. Private placement securities are not registered under the Securities Act of 1933, as amended, and are subject to restrictions on resale. As such they are often both difficult to sell and to value. The Funds may invest in exchange traded funds (“ETFs”)
which are subject to additional risks, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Rockefeller Intermediate Tax-Exempt New York Bond Fund is

non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of New York issues. The Rockefeller Equity Allocation Fund is subject to small-
and medium-capitalization company risks, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Rockefeller Equity Allocation Fund also invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Master limited partnerships (“MLPs”) in which the Rockefeller Equity Allocation Fund may invest are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. Earnings growth is not representative of the Fund’s future performance.
The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
The Bloomberg Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.
The Bloomberg Managed Money Short/Intermediate (1-10 Years) Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.
The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
One cannot invest directly in an index.
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.
Credit quality ratings are analyzed using credit ratings from S&P and Moody's. Credit ratings are subject to change and are not guarantees of performance.
Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.
The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Rockefeller Funds
Expense Examples
May 31, 2022 (Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The
Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/21 – 5/31/22).
Actual Expenses
The first line of each of the following tables provides information about actual account values and actual expenses. Class A shares of the Rockefeller Climate Solutions Fund charge a sales load. For all the Funds you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services,
LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. Individual retirement accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds.
These expenses are not included in the Examples. The Examples include, but are not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Funds
Expense Examples (Continued)
May 31, 2022 (Unaudited)
Rockefeller Climate Solutions Fund
Beginning
Account Value
12/01/21
Ending
Account Value
5/31/22
Expenses
Paid During
Period
12/01/21
— 5/31/22
*
Institutional Class
Actual ....................................... $1,000.00 $ 851.40 $4.57
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,020 .00 $4.99
*
Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period).
Rockefeller Climate Solutions Fund
Beginning
Account Value
12/01/21
Ending
Account Value
5/31/22
Expenses
Paid During
Period
12/01/21
— 5/31/22
*
Class A
Actual ....................................... $1,000.00 $ 850.30 $5.72
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,018.75 $6.24
*
Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period).
Rockefeller Equity Allocation Fund
Beginning
Account Value
12/01/21
Ending
Account Value
5/31/22
Expenses
Paid During
Period
12/01/21
— 5/31/22
*
Institutional Class
Actual ....................................... $1,000.00 $ 905.60 $5.99
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,018.65 $6.34
*
Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period).

Rockefeller Funds
Expense Examples (Continued)
May 31, 2022 (Unaudited)
Rockefeller Core Taxable Bond Fund
Beginning
Account Value
12/01/21
Ending
Account Value
5/31/22
Expenses
Paid During
Period
12/01/21
— 5/31/22
*
Institutional Class
Actual ....................................... $1,000.00 $ 898.40 $3.41
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,021.34 $3.63
*
Expenses are equal to the Fund's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period).
Rockefeller Intermediate Tax Exempt National Bond Fund
Beginning
Account Value
12/01/21
Ending
Account Value
5/31/22
Expenses
Paid During
Period
12/01/21
— 5/31/22
*
Institutional Class
Actual ....................................... $1,000.00 $ 925.00 $3.36
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,021.44 $3.53
*
Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period).
Rockefeller Intermediate Tax Exempt New York Bond Fund
Beginning
Account Value
12/01/21
Ending
Account Value
5/31/22
Expenses
Paid During
Period
12/01/21
— 5/31/22
*
Institutional Class
Actual ....................................... $1,000.00 $ 928.00 $3.99
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,020.79 $4.18
*
Expenses are equal to the Fund's annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period).

Rockefeller Climate Solutions Fund
Investment Highlights
May 31, 2022 (Unaudited)
The Fund seeks long-term growth of capital principally through equity investments in global companies across the market capitalization spectrum offering on climate change mitigation or adaptation products and services. The Adviser typically considers a company to be focused on climate mitigation or adaptation solutions where it generates revenue by delivering products or services related to water infrastructure and technologies, waste management and technologies, energy efficiency, food, agriculture and forestry, renewable and alternative energy, healthcare, pollution control, and/or climate support systems
(“Climate Solution Activities”). While the Fund may invest in companies operating in any industry or sector, due to its focus on Climate Solutions Activities, the Fund is expected to have more meaningful exposure to companies operating in the Industrials sector, and to a lesser extent, to companies operating in the Consumer Discretionary, Communication
Services, traditional Energy, and Financials sectors. Rockefeller & Co., LLC (the “Adviser”)
believes that companies positioned alongside environmental sectors have the potential to significantly outperform the broader equity market over the long-term.
Total Returns as of May 31, 2022
Allocation of Portfolio Holdings as of May 31, 2022
(% of Investments)
Common Stocks 96.68%
Money Market Funds 1.86
Real Estate Investment Trusts 1.46
100.00%
Allocation of Portfolio Holdings as of May 31, 2022
(% of Investments)
United States 55.11%
France 10.70
Japan 6.22
Netherlands 5.25
United Kingdom 5.08
Switzerland 3.61
Faroe Islands 3.34
Italy 2.65
Canada 2.51
Ireland 2.12
Bermuda 2.05
Denmark 1.36
100.00%
Class A
(1)
(with sales charge)
Class A
(1)
(without sales charge)
MSCI All Country
World Index (Net
Dividends)
Since Inception ........ -19.03% -14.54% -8.03%
(1)
Fund commenced operations on July 21, 2021.

Rockefeller Climate Solutions Fund
Investment Highlights (Continued)
May 31, 2022 (Unaudited)
Average Annual Returns as of May 31, 2022
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Current performance of the Fund may be lower or higher than the performance quoted.
Performance data current to the most recent month-end may be obtained by calling 855-
369-6209.
Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.
Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.
The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI returns reflect the reinvestment of dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Institutional
Class
(1)
MSCI All Country
World Index (Net
Dividends)
1 Year ................................ -14.68% -6.78%
5 Y ears .............................. 9.20% 9.00%
Since Inception ........................ 9.83% 10.25%
(1)
The Institutional Class Shares of the Fund commenced operations on July 21, 2021, after the conversion of a private fund (the “Private Fund”) into Institutional Class shares of the Fund. The performance prior to July 21, 2021 is for the Private Fund, which commenced operations on
June 1, 2012.

Rockefeller Climate Solutions Fund
Investment Highlights (Continued)
May 31, 2022 (Unaudited)
* Inception Date

Rockefeller Equity Allocation Fund
Investment Highlights
May 31, 2022 (Unaudited)
The Fund seeks to achieve its investment objective of long-term total return from capital appreciation and income by investing its assets globally in a range of equity asset classes and, to a lesser extent, in fixed-income securities, real estate and commodity linked equities
(such as real estate investment trusts and master limited partnerships), and currencies. The
Adviser will allocate the Fund’s assets across asset classes taking into consideration both the Adviser’s longer-term strategic outlook as well as tactical views as to potential near-term opportunities. The Adviser considers a number of factors when making allocation decisions, including relative attractiveness among equity market capitalizations and geographic regions, inflation risks and factors that influence commodity prices.
Allocation of Portfolio Holdings as of May 31, 2022
(% of Investments)
Common Stocks 96.56%
Money Market Funds 1.82
Real Estate Investment Trusts 1.08
Preferred Stocks 0.54
100.00%
Allocation of Portfolio Holdings as of May 31, 2022
(% of Investments)
United States 49.04%
Japan 8.44
United Kingdom 7.58
Korea, Republic Of 6.67
France 5.83
Sweden 5.06
Germany 2.83
Switzerland 2.54
Singapore 2.47
China 2.08
India 1.81
Ireland 1.69
Netherlands 1.25
Denmark 0.88
Thailand 0.82
Taiwan, Province Of China 0.46
Canada 0.35
Bermuda 0.20
100.00%

Rockefeller Equity Allocation Fund
Investment Highlights (Continued)
May 31, 2022 (Unaudited)
Average Annual Returns as of May 31, 2022
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Current performance of the Fund may be lower or higher than the performance quoted.
Performance data current to the most recent month-end may be obtained by calling 855-
369-6209.
Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.
Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.
The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI returns reflect the reinvestment of dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Rockefeller
Equity
Allocation Fund
MSCI All Country
World Index (Net
Dividends)
1 Year ................................ -12.85% -6.78%
5 Years ............................... 5.19% 9.00%
Since Inception (2/4/15) ................. 5.76% 8.26%

Rockefeller Core Taxable Bond Fund
Investment Highlights
May 31, 2022 (Unaudited)
The Fund seeks to achieve its investment objective to generate current income consistent with the preservation of capital by investing under normal market conditions at least 80%
of its net assets (plus any borrowings for investment purposes) in taxable ﬁxed-income securities. “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, other investment companies and ETFs that will invest in ﬁxed-income securities, and other ﬁxed-income instruments. The Fund invests primarily in investment grade ﬁxed-income securities. Investment grade securities are ﬁxed-
income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc.
(“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality. The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.
6
Average Annual Returns as of May 31, 2022
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Current performance of the Fund may be lower or higher than the performance quoted.
Performance data current to the most recent month-end may be obtained by calling 855-
369-6209.
Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.
Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Allocation of Portfolio Holdings as of May 31, 2022
(% of Investments)
Corporate Bonds 24.76%
U.S. Government Notes/Bonds 21.87
Municipal Bonds 19.70
Mortgage Backed Securities 19.25
U.S. Government Agency Issues 9.50
Exchange Traded Funds 3.25
Asset Backed Securities 1.02
U.S. Treasury Bill 0.51
Money Market Funds 0.14
100.00%
Rockefeller Core
Taxable Bond
Fund
Bloomberg
Aggregate Bond
Index
1 Year ................................ -9.42% -8.22%
5 Y ears .............................. 0.70% 1.18%
Since Inception (12/26/13) ............... 1.49% 2.06%

Rockefeller Core Taxable Bond Fund
Investment Highlights (Continued)
May 31, 2022 (Unaudited)
The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.
The Bloomberg Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance. An index is unmanaged and cannot be invested in directly.

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights
May 31, 2022 (Unaudited)
The Fund seeks to achieve its investment objective to generate current income that is exempt from federal personal income tax consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”). The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds. The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes. While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in fixed-income securities that generate income that is not exempt from regular federal income tax, including the federal AMT. The
Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities. Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another
NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality. While the
Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.
Average Annual Returns as of May 31, 2022
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Current performance of the Fund may be lower or higher than the performance quoted.
Performance data current to the most recent month end may be obtained by calling 855-
369-6209.
Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.
Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Allocation of Portfolio Holdings as of May 31, 2022
(% of Investments)
Municipal Bonds 99.99%
Money Market Funds 0.01
100.00%
Rockefeller
Intermediate Tax
Exempt National
Bond Fund
Bloomberg
Managed Money
Short/Intermediate
Index
1 Year ................................ -7.27% -5.64%
5 Y ears .............................. 0.86% 1.06%
Since Inception (12/26/13) ............... 1.20% 1.83%

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
May 31, 2022 (Unaudited)
The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.
The Bloomberg Managed Money Short/Intermediate Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights
May 31, 2022 (Unaudited)
The Fund seeks to achieve its investment objective to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital by investing under normal market conditions at least 80%
of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal, New York
State and New York City personal income tax, including the federal AMT. The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations. The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal and New
York State and New York City personal income tax. While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in fixed-income securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal
AMT. The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or deemed by the Adviser to be of comparable quality. While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years. The Fund is non-diversified.
Average Annual Returns as of May 31, 2022
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Current performance of the Fund may be lower or higher than the performance quoted.
Performance data current to the most recent month-end may be obtained by calling 855-
369-6209.
Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.
Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Allocation of Portfolio Holdings as of May 31, 2022
(% of Investments)
Municipal Bonds 99.23%
Money Market Funds 0.77
100.00%
Rockefeller
Intermediate
Tax Exempt New
York Bond Fund
Bloomberg
Managed Money
Short/Intermediate
Index
1 Year ................................ -7.18% -5.64%
5 Y ears .............................. 0.65% 1.06%
Since Inception (12/26/13) ............... 0.99% 1.83%

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
May 31, 2022 (Unaudited)
The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.
The Bloomberg Managed Money Short/Intermediate Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Schedule of Investments
May 31, 2022 (Unaudited)
Shares Value
Common Stocks — 96 .61%
Aerospace & Defense — 2 .44%
Maxar Technologies, Inc. ................................. 78,483 $ 2,343,502
Building Products — 7 .03%
A O Smith Corp. ....................................... 33,018 1,985,042
AZEK Co., Inc. (a) ...................................... 27,392 577,149
Cie de Saint-Gobain (b) .................................. 46,966 2,783,851
Geberit AG (b) ........................................ 2,571 1,411,728
6,757,770
Chemicals — 4 .94%
Air Products and Chemicals, Inc. ........................... 8,684 2,137,654
Danimer Scientific, Inc. (a) ............................... 29,124 127,854
Ginkgo Bioworks Holdings, Inc. (a) ......................... 33,616 103,537
Koninklijke DSM NV (b) .................................. 14,129 2,379,339
4,748,384
Commercial Services & Supplies — 3 .08%
Stericycle, Inc. (a) ...................................... 29,756 1,504,166
Tetra Tech, Inc. ........................................ 10,776 1,454,437
2,958,603
Construction & Engineering — 6 .24%
Arcadis NV (b) ........................................ 67,203 2,662,115
MasTec, Inc. (a) ....................................... 39,949 3,339,337
6,001,452
Diversified Telecommunication Services — 1 .93%
Iridium Communications, Inc. (a) ........................... 50,080 1,858,469
Electric Utilities — 5 .81%
Enel SpA (b) .......................................... 390,987 2,540,290
SSE PLC (b) .......................................... 136,406 3,046,371
5,586,661
Electrical Equipment — 5 .31%
Array Technologies, Inc. (a) ............................... 70,504 781,184
Schneider Electric SE (b) ................................ 21,711 3,015,476
Vestas Wind Systems AS (b) .............................. 51,196 1,307,662
5,104,322
Electronic Equipment, Instruments & Components — 11 .03%
Badger Meter, Inc. ...................................... 24,557 1,943,441
Halma PLC (b) ........................................ 65,162 1,831,067
TE Connectivity Ltd. .................................... 15,918 2,059,630
Teledyne Technologies, Inc. (a) ............................ 4,126 1,671,649
Trimble, Inc. (a) ........................................ 45,527 3,098,112
10,603,899

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Shares Value
Food Products — 6 .34%
Bakkafrost P/F (b) ...................................... 48,237 $ 3,211,901
Darling Ingredients, Inc. (a) ............................... 35,943 2,877,956
6,089,857
Hotels, Restaurants & Leisure — 1 .29%
Sweetgreen, Inc. (a) .................................... 67,946 1,242,053
Independent Power & Renewable Elec Producers — 2 .75%
Brookfield Renewable Corp. .............................. 18,491 669,005
Brookfield Renewable Partners LP ......................... 55,364 1,969,851
2,638,856
Industrial Conglomerates — 1 .65%
Hitachi Ltd. (b) ........................................ 30,500 1,582,539
Life Sciences Tools & Services — 9 .18%
Danaher Corp. ........................................ 16,607 4,381,259
Thermo Fisher Scientific, Inc. ............................. 7,825 4,441,235
8,822,494
Machinery — 15 .16%
Kubota Corp. (b) ....................................... 130,600 2,410,353
METAWATER Co. Ltd. (b) ................................ 127,000 1,982,949
Mueller Industries, Inc. .................................. 57,253 3,083,074
Mueller Water Products, Inc. .............................. 116,112 1,385,216
Pentair PLC .......................................... 40,502 2,031,985
Timken Co. ........................................... 32,722 1,998,332
Xylem, Inc./NY ........................................ 19,987 1,683,905
14,575,814
Professional Services — 9 .21%
Bureau Veritas SA (b) ................................... 154,984 4,478,419
Stantec, Inc. (b) ....................................... 38,239 1,736,529
Verisk Analytics, Inc. .................................... 15,069 2,635,869
8,850,817
Semiconductors & Semiconductor Equipment — 0 .53%
First Solar, Inc. (a) ...................................... 7,283 514,253
Software — 1 .39%
Roper Technologies, Inc. ................................. 3,018 1,335,284
Water Utilities — 1 .30%
American Water Works Co., Inc. ........................... 8,270 1,250,838
T otal Common Stocks (Cost $ 106,723,530 )
...............
92,865,867

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive
property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
Real Estate Investment Trusts — 1 .45%
Mortgage Real Estate Investment Trusts (REITs) — 1 .45%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. ........ 36,778 $ 1,400,139
T otal Real Estate Investment Trusts (Cost $ 2,103,948 )
......
1,400,139
Money Market Funds — 1 .86%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio -
Institutional Class , 1 .342% (c) ............................. 1,786,071 1,786,071
Total Money Market Funds (Cost $ 1,786,071 )
.............
1,786,071
Total Investments (Cost $110,613,549) — 99.92% 96,052,077
Other Assets in E xcess of Liabilities — 0 .08%
.............. 74,492
Total Net Assets — 100.00%
.............................
$ 96,126,569
Percentages are stated as a percent of net assets.
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Foreign issued security.
(c)
The rate shown represents the seven-day yield as of May 31, 2022.

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund
Schedule of Investments
May 31, 2022 (Unaudited)
Shares Value
Common Stocks — 96.22%
Aerospace & Defense — 0.09%
Maxar Technologies, Inc. ................................. 1,319 $ 39,385
Air Freight & Logistics — 1.14%
Deutsche Post AG (a) ................................... 11,451 473,884
Auto Components — 2.87%
Continental AG (a) ..................................... 6,206 476,827
Denso Corp. (a) ....................................... 9,000 551,590
Gentherm, Inc. (b) ...................................... 1,824 125,747
Standard Motor Products, Inc. ............................. 1,003 40,070
1,194,234
Banks — 12.38%
Comerica, Inc. ........................................ 7,070 588,295
ICICI Bank Ltd. ........................................ 39,121 753,079
KB Financial Group, Inc. (a) .............................. 14,145 691,316
Lloyds Banking Group PLC (a) ............................ 1,820,907 1,035,041
Oversea-Chinese Banking Corp. Ltd. (a) ..................... 78,200 674,630
Svenska Handelsbanken AB (a) ........................... 68,713 677,162
Swedbank AB (a) ...................................... 48,823 737,120
5,156,643
Biotechnology — 0.90%
BioMarin Pharmaceutical, Inc. (b) .......................... 4,978 373,997
Building Products — 3.49%
AAON, Inc. ........................................... 1,251 67,029
Carrier Global Corp. .................................... 12,476 490,432
Cie de Saint-Gobain (a) .................................. 12,232 725,036
Simpson Manufacturing Co., Inc. ........................... 1,581 171,301
1,453,798
Capital Markets — 0.29%
FactSet Research Systems, Inc. ........................... 314 119,879
Chemicals — 2.52%
Air Liquide SA (a) ...................................... 5,499 963,247
Axalta Coating Systems Ltd. (b) ........................... 3,259 88,515
1,051,762
Commercial Services & Supplies — 0.62%
Healthcare Services Group, Inc. ........................... 2,577 44,247
Stericycle, Inc. (b) ...................................... 940 47,517
Tetra Tech, Inc. ........................................ 1,227 165,608
257,372

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Shares Value
Construction & Engineering — 0.42%
Quanta Services, Inc. ................................... 704 $ 83,776
WillScot Mobile Mini Holdings Corp. (b) ...................... 2,596 92,755
176,531
Construction Materials — 0.90%
Martin Marietta Materials, Inc. ............................. 1,106 375,354
Consumer Finance — 4.16%
Discover Financial Services ............................... 9,672 1,097,675
FirstCash Holdings, Inc. ................................. 1,034 77,188
OneMain Holdings, Inc. .................................. 10,179 448,487
SLM Corp. ........................................... 5,683 111,330
1,734,680
Diversified Telecommunication Services — 1.28%
KT Corp. (b) .......................................... 17,437 532,084
Electrical Equipment — 2.63%
ABB Ltd. ............................................. 4,022 124,561
Array Technologies, Inc. (b) ............................... 3,071 34,027
Schneider Electric SE (a) ................................ 4,540 630,568
TPI Composites, Inc. (b) ................................. 1,996 27,525
Vestas Wind Systems AS (a) .............................. 10,903 278,487
1,095,168
Electronic Equipment, Instruments & Components — 4.42%
Badger Meter, Inc. ...................................... 1,197 94,731
II-VI, Inc. (b) .......................................... 6,082 380,125
IPG Photonics Corp. (b) ................................. 1,051 110,870
Keysight Technologies, Inc. (b) ............................ 2,890 420,784
Littelfuse, Inc. ......................................... 750 202,650
TE Connectivity Ltd. .................................... 3,462 447,948
Trimble, Inc. (b) ........................................ 2,689 182,986
1,840,094
Entertainment — 2.55%
Netflix, Inc. (b) ........................................ 1,998 394,485
Nintendo Co. Ltd. (a) .................................... 1,500 669,733
1,064,218
Food & Staples Retailing — 0.39%
E-MART, Inc. (a) ....................................... 1,730 161,488
Food Products — 0.36%
Darling Ingredients, Inc. (b) ............................... 1,082 86,636
Utz Brands, Inc. ....................................... 4,507 63,098
149,734

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Shares Value
Health Care Equipment & Supplies — 6.53%
ABIOMED, Inc. (b) ..................................... 454 $ 119,720
Alcon, Inc. ............................................ 1 75
Becton Dickinson and Co. ................................ 1,944 497,275
Edwards Lifesciences Corp. (b) ............................ 983 99,136
Inogen, Inc. (b) ........................................ 1,807 46,404
Insulet Corp. (b) ....................................... 617 131,717
Integer Holdings Corp. (b) ................................ 1,073 85,604
Koninklijke Philips NV (a) ................................ 20,158 519,605
Masimo Corp. (b) ...................................... 482 67,687
Medtronic PLC ........................................ 7,008 701,851
Merit Medical Systems, Inc. (b) ............................ 2,945 180,793
Omnicell, Inc. (b) ....................................... 1,302 144,730
Outset Medical, Inc. (b) .................................. 1,121 24,438
ResMed, Inc. ......................................... 495 100,713
2,719,748
Health Care Providers & Services — 2.25%
Centene Corp. (b) ...................................... 8,220 669,437
Chemed Corp. ........................................ 382 185,040
Molina Healthcare, Inc. (b) ............................... 281 81,552
936,029
Hotels, Restaurants & Leisure — 0.25%
Wyndham Hotels & Resorts, Inc. ........................... 1,277 102,326
Household Durables — 3.31%
Panasonic Holdings Corp. (a) ............................. 54,200 497,316
Sony Group Corp. (a) ................................... 9,400 881,621
1,378,937
Industrial Conglomerates — 2.62%
Hitachi Ltd. (a) ........................................ 14,100 731,600
LG Corp. (a) .......................................... 5,592 360,675
1,092,275
Insurance — 7.71%
Allstate Corp. ......................................... 3,778 516,415
Arch Capital Group Ltd. (b) ............................... 1,746 82,865
BRP Group, Inc. (b) ..................................... 3,280 82,721
Globe Life, Inc. ........................................ 7,096 692,357
Intact Financial Corp. (a) ................................. 1,016 146,795
Reinsurance Group of America, Inc. ........................ 8,276 1,041,535
SCOR SE (a) ......................................... 3,703 97,311
Willis Towers Watson PLC ................................ 2,618 552,581
3,212,580

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Shares Value
Interactive Media & Services — 3.36%
Meta Platforms, Inc. (b) .................................. 4,772 $ 924,050
Tencent Holdings Ltd. (a) ................................. 10,400 475,471
1,399,521
Internet & Direct Marketing Retail — 0.93%
Alibaba Group Holding Ltd. (b) ............................ 4,043 388,330
IT Services — 4.12%
Fidelity National Information Services, Inc. .................... 4,332 452,694
Visa, Inc. ............................................ 2,841 602,775
WEX, Inc. (b) ......................................... 3,881 660,857
1,716,326
Machinary — 1.48%
Epiroc AB (a) ......................................... 31,908 618,726
Machinery — 0.86%
Kubota Corp. (a) ....................................... 4,400 81,206
Mueller Industries, Inc. .................................. 1,290 69,466
Nordson Corp. ........................................ 529 115,259
Timken Co. ........................................... 1,526 93,193
359,124
Oil, Gas & Consumable Fuels — 2 .22%
Shell PLC ............................................ 15,613 924,602
Pharmaceuticals — 4.22%
Elanco Animal Health, Inc. (b) ............................. 17,862 423,329
Eli Lilly & Co. .......................................... 2,436 763,540
Novo Nordisk AS ....................................... 786 86,774
Roche Holding AG (a) ................................... 1,420 483,924
1,757,567
Professional Services — 1.32%
Mistras Group, Inc. (b) ................................... 3,444 19,941
RELX PLC (a) ......................................... 18,459 529,302
549,243
Semiconductors & Semiconductor Equipment — 2.62%
Applied Materials, Inc. ................................... 4,881 572,492
First Solar, Inc. (b) ...................................... 2,497 176,313
Taiwan Semiconductor Manufacturing Co. Ltd. ................. 2,016 192,125
Teradyne, Inc. ......................................... 545 59,547
Tokyo Electron Ltd. (a) .................................. 200 91,677
1,092,154

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Shares Value
Software — 4.20%
Everbridge, Inc. (b) ..................................... 3,145 $ 129,920
Microsoft Corp. ........................................ 5,351 1,454,777
New Relic, Inc. (b) ...................................... 1,019 47,750
PROS Holdings, Inc. (b) ................................. 1,668 45,520
Varonis Systems, Inc. (b) ................................. 2,191 72,456
1,750,423
Technology Hardware, Storage & Peripherals — 4.13%
Apple, Inc. ........................................... 4,373 650,877
Samsung Electronics Co. Ltd. (a) ........................... 18,793 1,021,925
Stratasys Ltd. (b) ....................................... 2,474 49,332
1,722,134
Textiles, Apparel & Luxury Goods — 1.18%
Carter's, Inc. .......................................... 1,469 113,187
Deckers Outdoor Corp. (b) ............................... 255 68,483
Ralph Lauren Corp. ..................................... 3,082 311,559
493,229
Trading Companies & Distributors — 0.53%
Ashtead Group PLC (a) .................................. 2,047 107,257
Herc Holdings, Inc. ..................................... 979 114,758
222,015
Transportation Infrastructure — 0.82%
Airports of Thailand PCL (a)(b) ............................ 166,900 340,018
Wireless Telecommunication Services — 0.15%
Tele2 AB (a) .......................................... 5,288 64,671
Total Common Stocks (Cost $32,533,893) ................ 40,090,283
Real Estate Investment Trusts — 1.08%
Equity Real Estate Investment Trusts (REITs) — 1.08%
CapitaLand Integrated Commercial Trust (a) .................. 221,900 353,910
Iron Mountain, Inc. ..................................... 1,757 94,702
448,612
Total Real Estate Investment Trusts (Cost $336,237) ........ 448,612
Preferred Stocks — 0.54%
Automobiles — 0.54%
Volkswagen AG (a) ..................................... 1,356 225,173
Total Preferred Stocks (Cost $225,020) .................. 225,173

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive
property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
Money Market Funds — 1.81%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio -
Institutional Class, 1.342% (c) ............................. 755,363 $ 755,363
Total Money Market Funds (Cost $755,363) ............... 755,363
Total Investments (Cost $33,850,513) — 99.65% 41,519,431
Other Assets in Excess of Liabilities — 0.35% ..............
144,680
Total Net Assets — 100.00%
.............................
$ 41,664,111
Percentages are stated as a percent of net assets.
REIT Real Estate Investment Trust
(a) Foreign issued security.
(b) Non-income producing security.
(c)
The rate shown represents the seven-day yield as of May 31, 2022.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
May 31, 2022 (Unaudited)
Principal
Amount Value
Asset-Backed Securities — 1.01%
GM Financial Consumer Automobile Receivables Trust
2.180%, 2019-3, 04/16/2024 ............................. $ 146,745 $ 146,830
Verizon Owner Trust
2.330%, 2019-B, 12/20/2023 ............................. 411,175 411,538
Total Asset-Backed Securities (Cost $558,520) ............ 558,368
Corporate Bonds — 24.63%
Aerospace & Defense — 1.17%
Boeing Co.
2.196%, 02/04/2026 ................................... 705,000 647,613
Credit Intermediation and Related Activities — 1.48%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.000%, 10/29/2028 ................................... 932,000 815,186
Diversified Banks — 7.61%
Bank of America Corp.
4.244% (3 Month LIBOR USD + 1.814%), 04/24/2038 .......... 790,000 767,811
Citigroup, Inc.
3.520%, 10/27/2028 ................................... 1,100,000 1,059,782
JPMorgan Chase & Co.
4.493% (3 Month LIBOR USD + 3.790%), 03/24/2031 .......... 1,512,000 1,529,828
Wells Fargo & Co.
0.805%, 05/19/2025 ................................... 890,000 843,317
4,200,738
Health Care Services — 1.51%
CVS Health Corp.
3.250%, 08/15/2029 ................................... 886,000 836,498
Home Improvement Retail — 3.05%
Home Depot, Inc.
5.875%, 12/16/2036 ................................... 1,402,000 1,683,224
Integrated Telecommunication Services — 4.34%
AT&T, Inc.
1.700%, 03/25/2026 ................................... 1,284,000 1,198,122
Verizon Communications, Inc.
2.650%, 11/20/2040 ................................... 1,555,000 1,199,347
2,397,469
Investment Banking & Brokerage — 2.91%
Goldman Sachs Group, Inc.
3.210%, 04/22/2042 ................................... 981,000 802,740

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Principal
Amount Value
Investment Banking & Brokerage — 2.91% (Continued)
Morgan Stanley
2.943%, 01/21/2033 ................................... $ 901,000 $ 805,052
1,607,792
Regional Banks — 1.56%
Truist Financial Corp.
3.750%, 12/06/2023 ................................... 851,000 862,839
Systems Software — 1.00%
Microsoft Corp.
3.500%, 02/12/2035 ................................... 560,000 550,448
Total Corporate Bonds (Cost $15,004,769) ............... 13,601,807
Mortgage-Backed Securities — 19.15%
Fannie Mae Pool
2.500%, 07/01/2023 ................................... 21,908 21,788
3.000%, 04/01/2032 ................................... 546,769 547,060
2.000%, 12/01/2035 ................................... 435,234 411,790
2.500%, 08/01/2041 ................................... 944,395 883,323
4.000%, 10/01/2048 ................................... 998,421 1,016,972
4.500%, 07/01/2049 ................................... 501,747 512,601
2.500%, 01/01/2050 ................................... 70,382 65,040
2.000%, 09/01/2050 ................................... 1,319,789 1,177,783
2.500%, 11/01/2050 ................................... 244,422 225,430
3.000%, 04/01/2051 ................................... 609,497 583,083
2.000%, 05/01/2051 ................................... 469,720 419,157
3.000%, 05/01/2051 ................................... 434,905 416,084
2.500%, 07/01/2051 ................................... 1,785,703 1,646,241
3.000%, 09/01/2051 ................................... 606,696 580,360
4.000%, 04/01/2052 ................................... 1,051,882 1,055,836
Freddie Mac Pool
2.500%, 10/01/2032 ................................... 474,820 467,337
2.500%, 10/01/2040 ................................... 341,899 321,078
3.500%, 08/01/2049 ................................... 224,902 222,291
Total Mortgage-Backed Securities (Cost $11,427,981) ...... 10,573,254
Municipal Bonds — 19.60%
Alabama — 1.51%
Alabama Federal Aid Highway Finance Authority
2.650%, 09/01/2037 ................................... 1,000,000 830,878

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Principal
Amount Value
Colorado — 0.71%
Regional Transportation District Sales Tax Revenue
2.337%, 11/01/2036 ................................... $ 500,000 $ 392,329
Maryland — 1.54%
City of Baltimore MD
2.814%, 07/01/2040 ................................... 1,070,000 849,781
New York — 5.29%
Metropolitan Transportation Authority
6.734%, 11/15/2030 ................................... 870,000 982,990
New York State Dormitory Authority
4.850%, 07/01/2048 ................................... 1,065,000 1,065,375
New York State Urban Development Corp.
2.150%, 03/15/2031 ................................... 1,025,000 873,902
2,922,267
North Carolina — 2.12%
University of North Carolina at Chapel Hill
3.327%, 12/01/2036 ................................... 1,240,000 1,172,567
Ohio — 0.54%
Ohio Housing Finance Agency
2.650%, 11/01/2041 ................................... 298,000 296,103
Oregon — 1.66%
State of Oregon
3.975%, 05/01/2038 ................................... 950,000 918,187
Texas — 6.23%
North Texas Tollway Authority
3.011%, 01/01/2043 ................................... 575,000 457,934
Permanent University Fund - Texas A&M University System
3.660%, 07/01/2047 ................................... 2,500,000 2,370,039
Texas Transportation Commission
2.562%, 04/01/2042 ................................... 750,000 612,775
3,440,748
Total Municipal Bonds (Cost $12,127,615) ................ 10,822,860
U.S. Government Agency Issues — 9.46%
Federal Farm Credit Banks Funding Corp.
0.870%, 04/15/2026 ................................... 725,000 673,454
Federal Home Loan Banks
0.625%, 11/27/2024 ................................... 2,110,000 1,998,159
1.020%, 05/19/2026 ................................... 1,440,000 1,342,671

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive
property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Principal
Amount Value
U.S. Government Agency Issues — 9.46% (Continued)
Ginnie Mae II Pool
3.000%, MA3033, 08/20/2045 ............................ $ 468,228 $ 456,403
3.500%, MA4321, 03/20/2047 ............................ 480,469 483,032
4.000%, MA4901, 12/20/2047 ............................ 261,338 267,743
Total U.S. Government Agency Issues (Cost $5,483,468) .... 5,221,462
U.S. Government Notes/Bonds — 21.76%
United States Treasury Note/Bond
2.250%, 04/30/2024 ................................... 580,000 577,463
0.250%, 06/15/2024 ................................... 318,000 303,640
2.625%, 03/31/2025 ................................... 2,262,000 2,258,024
0.750%, 03/31/2026 ................................... 1,240,000 1,147,920
1.625%, 09/30/2026 ................................... 2,966,000 2,822,566
2.750%, 02/15/2028 ................................... 2,531,000 2,516,467
2.500%, 02/15/2045 ................................... 1,550,000 1,343,717
1.250%, 05/15/2050 ................................... 1,614,000 1,045,506
Total U.S. Government Notes/Bonds (Cost $12,727,452) .... 12,015,303
Shares
Exchange-Traded Funds — 3.24%
Vanguard Mortgage-Backed Securities ETF .................. 36,798 1,788,383
Total Exchange-Traded Funds (Cost $1,982,191) .......... 1,788,383
Money Market Funds — 0.14%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio -
Institutional Class, 1.342% (a) ............................. 76,137 76,137
Total Money Market Funds (Cost $76,137) ................ 76,137
Principal
Amount
U.S. Treasury Bill — 0.51%
United States Treasury Bill, 0.615% (b) ...................... $ 280,000 279,851
Total U.S. Treasury Bill (Cost $279,869) .................. 279,851
Total Investments (Cost $59,668,001) — 99.50% 54,937,425
Other Assets in Excess of Liabilities — 0.50% ..............
275,886
Total Net Assets — 100.00% ............................. $ 55,213,311
Percentages are stated as a percent of net assets.
(a)
The rate shown represents the seven-day yield as of May 31, 2022.
(b) Zero coupon bond; effective yield is shown.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
May 31, 2022 (Unaudited)
Principal
Amount Value
Municipal Bonds — 98.83%
Alabama — 5.66%
Black Belt Energy Gas District
4.000%, 10/01/2052 ................................... $ 1,800,000 $ 1,862,407
Southeast Energy Authority A Cooperative District
4.000%, 11/01/2051 ................................... 2,000,000 2,058,116
3,920,523
Alaska — 4.19%
Alaska Housing Finance Corp.
5.000%, 12/01/2033 ................................... 2,590,000 2,906,188
Arizona — 2.64%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032 ................................... 625,000 708,886
5.000%, 01/01/2036 ................................... 1,000,000 1,119,963
Colorado — 2.77%
Colorado Educational & Cultural Facilities Authority
5.000%, 03/01/2035 ................................... 1,610,000 1,918,219
Connecticut — 0.67%
Connecticut Housing Finance Authority
2.850%, 11/15/2026 ................................... 465,000 466,928
Florida — 2.83%
Florida Housing Finance Corp.
3.200%, 07/01/2030 ................................... 415,000 411,439
State of Florida Department of Transportation Turnpike System
Revenue
4.000%, 07/01/2033 ................................... 1,500,000 1,549,450
1,960,889
Illinois — 10.15%
Chicago O'Hare International Airport
5.000%, 01/01/2036 ................................... 750,000 796,056
5.000%, 01/01/2036 ................................... 2,000,000 2,154,732
Illinois Finance Authority
4.000%, 02/15/2033 ................................... 2,550,000 2,606,780
5.000%, 07/01/2036 ................................... 1,300,000 1,472,692
7,030,260
Kansas — 1.96%
State of Kansas Department of Transportation
5.000%, 09/01/2030 ................................... 1,210,000 1,361,406

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Principal
Amount Value
Massachusetts — 10.37%
Commonwealth of Massachusetts
5.000%, 09/01/2030 ................................... $ 1,500,000 $ 1,509,271
4.000%, 11/01/2035 ................................... 2,000,000 2,157,186
Massachusetts Development Finance Agency
5.000%, 07/01/2030 ................................... 2,000,000 2,199,244
5.000%, 12/01/2032 ................................... 430,000 457,640
5.000%, 07/01/2050 ................................... 750,000 864,302
7,187,643
Michigan — 1.90%
Michigan State University
5.000%, 02/15/2036 ................................... 1,175,000 1,316,180
Minnesota — 0.82%
Minneapolis-St Paul Metropolitan Airports Commission
5.000%, 01/01/2026 ................................... 550,000 571,571
Nebraska — 1.11%
Nebraska Investment Finance Authority
3.350%, 09/01/2028 ................................... 765,000 765,889
Nevada — 4.44%
Clark County Water Reclamation District
4.000%, 07/01/2034 ................................... 1,175,000 1,227,005
County of Clark Department of Aviation
5.000%, 07/01/2033 ................................... 1,770,000 1,847,639
3,074,644
New York — 15.05%
City of New York NY
5.000%, 12/01/2034 ................................... 705,000 792,922
Metropolitan Transportation Authority
5.000%, 11/15/2027 ................................... 1,795,000 1,922,191
4.000%, 11/15/2035 ................................... 1,000,000 1,000,663
New York City Transitional Finance Authority Future Tax Secured
Revenue
5.000%, 02/01/2036 ................................... 1,000,000 1,160,428
New York State Dormitory Authority
5.000%, 02/15/2033 ................................... 1,090,000 1,167,306
Port Authority of New York & New Jersey
5.000%, 11/15/2033 ................................... 1,490,000 1,651,112
State of New York Mortgage Agency
2.750%, 10/01/2028 ................................... 400,000 395,906
3.125%, 10/01/2032 ................................... 965,000 955,340

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Principal
Amount Value
New York — 15.05% (Continued)
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030 ................................... $ 1,255,000 $ 1,394,410
10,440,278
Ohio — 4.15%
Ohio Water Development Authority
5.000%, 06/01/2028 ................................... 750,000 837,764
5.000%, 12/01/2030 ................................... 1,835,000 2,039,762
Pennsylvania — 11.55%
Commonwealth of Pennsylvania
3.250%, 08/15/2026 ................................... 1,560,000 1,593,642
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2033 ................................... 1,130,000 1,175,994
4.000%, 11/15/2035 ................................... 1,480,000 1,503,967
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027 ................................... 510,000 503,566
3.200%, 10/01/2031 ................................... 2,065,000 2,070,176
Pennsylvania Turnpike Commission
5.000%, 12/01/2035 ................................... 1,040,000 1,149,130
7,996,475
Texas — 12.24%
Arlington Higher Education Finance Corp.
5.000%, 08/15/2024 ................................... 315,000 331,965
City of Houston TX Combined Utility System Revenue
5.000%, 11/15/2033 ................................... 825,000 962,459
Clifton Higher Education Finance Corp.
4.000%, 08/15/2032 ................................... 1,000,000 1,085,541
North Texas Tollway Authority
3.990%, 09/01/2037 (a) ................................ 2,035,000 1,016,792
San Antonio Independent School District/TX
4.000%, 08/15/2035 ................................... 500,000 535,534
State of Texas
5.000%, 10/01/2034 ................................... 1,250,000 1,398,512
Tarrant Regional Water District Water Supply System Revenue
5.000%, 03/01/2029 ................................... 300,000 321,496
Texas Municipal Gas Acquisition and Supply Corp. I
6.250%, 12/15/2026 ................................... 2,635,000 2,837,540
8,489,839
Virginia — 1.93%
FHLMC Multifamily VRD Certificates
2.550%, 06/15/2035 ................................... 1,460,000 1,338,452

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Principal
Amount Value
Washington — 2.80%
State of Washington
5.000%, 06/01/2032 ................................... $ 550,000 $ 634,761
Washington State Housing Finance Commission
3.000%, 12/01/2031 ................................... 1,325,000 1,302,213
1,936,974
Wisconsin — 1.60%
State of Wisconsin
5.000%, 11/01/2032 ................................... 1,000,000 1,110,889
Total Municipal Bonds (Cost $71,411,934) ................ 68,499,622
Shares
Money Market Funds — 0.01%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio -
Institutional Class, 1.342% (b) ............................. 4,929 4,929
Total Money Market Funds (Cost $4,929) ................ 4,929
Total Investments (Cost $71,416,863) — 98.84% 68,504,551
Other Assets in Excess of Liabilities — 1.16% ..............
802,819
Total Net Assets — 100.00% ............................. $ 69,307,370
Percentages are stated as a percent of net assets.
FHLMC Federal Home Loan Mortgage Corporation
(a) Zero coupon bond; effective yield is shown.
(b)
The rate shown represents the seven-day yield as of May 31, 2022.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
May 31, 2022 (Unaudited)
Principal
Amount Value
Municipal Bonds — 98.29%
Georgia — 3.80%
City of Atlanta GA Airport Passenger Facility Charge
5.000%, 07/01/2035 ....................................... $ 1,130,000 $ 1,276,022
Illinois — 1.85%
State of Illinois
4.000%, 03/01/2024 ....................................... 605,000 621,584
New York — 88.39%
City of New York, NY
4.000%, 08/01/2034 ....................................... 740,000 763,036
City of Yonkers, NY
4.000%, 05/01/2035 ....................................... 750,000 782,758
County of Dutchess, NY
4.000%, 03/01/2032 ....................................... 500,000 526,250
County of Westchester, NY
4.000%, 12/01/2029 ....................................... 650,000 692,463
Metropolitan Transportation Authority
5.000%, 11/15/2026 ....................................... 1,190,000 1,208,595
5.000%, 11/15/2028 ....................................... 355,000 387,839
4.000%, 11/15/2032 ....................................... 1,000,000 1,025,530
4.000%, 11/15/2035 ....................................... 750,000 750,497
Nassau County Interim Finance Authority
4.000%, 11/15/2034 ....................................... 1,275,000 1,399,573
New York City Housing Development Corp.
1.850%, 05/01/2026 ....................................... 250,000 241,500
2.850%, 11/01/2031 ....................................... 1,130,000 1,083,918
New York City Municipal Water Finance Authority
5.000%, 06/15/2031 ....................................... 500,000 559,912
4.000%, 06/15/2036 ....................................... 1,190,000 1,245,019
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2030 ....................................... 465,000 498,686
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 02/01/2034 ....................................... 500,000 549,802
5.000%, 02/01/2036 ....................................... 850,000 986,364
New York Liberty Development Corp.
2.500%, 11/15/2036 ....................................... 350,000 296,965
New York State Dormitory Authority
5.000%, 07/01/2031 ....................................... 1,105,000 1,219,511
5.000%, 10/01/2032 ....................................... 1,000,000 1,107,226
5.000%, 03/15/2033 ....................................... 135,000 151,309
5.000%, 07/01/2033 ....................................... 1,090,000 1,173,470
4.000%, 03/15/2034 ....................................... 2,000,000 2,111,844
5.000%, 07/01/2034 ....................................... 900,000 967,533
5.000%, 03/15/2035 ....................................... 500,000 537,100

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments (Continued)
May 31, 2022 (Unaudited)
Principal
Amount Value
New York — 88.39% (Continued)
New York State Housing Finance Agency
2.125%, 11/01/2023 ....................................... $ 400,000 $ 400,019
2.900%, 11/01/2025 ....................................... 190,000 191,430
3.050%, 11/01/2027 ....................................... 1,000,000 999,984
New York State Thruway Authority
5.000%, 01/01/2032 ....................................... 1,020,000 1,081,650
5.000%, 01/01/2035 ....................................... 1,000,000 1,074,661
New York State Thruway Authority Highway & Bridge Trust Fund
5.000%, 04/01/2032 ....................................... 750,000 752,201
Port Authority of New York & New Jersey
5.000%, 11/15/2033 ....................................... 700,000 775,690
State of New York Mortgage Agency
2.300%, 10/01/2027 ....................................... 700,000 685,155
2.650%, 04/01/2029 ....................................... 500,000 491,934
Triborough Bridge & Tunnel Authority
2.795%, 11/15/2032 (a) ..................................... 865,000 591,246
5.000%, 11/15/2034 ....................................... 1,000,000 1,125,228
Utility Debt Securitization Authority
5.000%, 12/15/2034 ....................................... 1,125,000 1,241,435
29,677,333
Texas — 4.25%
Texas Municipal Gas Acquisition and Supply Corp. I
6.250%, 12/15/2026 ....................................... 1,325,000 1,426,846
Total Municipal Bonds (Cost $34,496,137) ..................... 33,001,785
Shares
Money Market Funds — 0.76%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio - Institutional
Class, 1.342% (b) .......................................... 256,822 256,822
Total Money Market Funds (Cost $256,822) .................... 256,822
Total Investments (Cost $34,752,960) — 99.05% 33,258,607
Other Assets in Excess of Liabilities — 0.95% ....................
319,311
Total Net Assets — 100.00% ................................. $ 33,577,918
Percentages are stated as a percent of net assets.
(a) Zero coupon bond; effective yield is shown.
(b)
The rate shown represents the seven-day yield as of May 31, 2022.

Rockefeller Funds
Statements of Assets and Liabilities
The accompanying notes are an integral part of these financial statements.

Assets
Investments, at value (Cost:
$ 110,613,549
,
$ 33,850,513
,
$ 59,668,001
,
$ 71,416,863 and
$ 34,752,960
, respectively)
.........................................................................................................
Foreign currencies ( Cost:
$ 8,248
,
$ 3,441
,
$ –
,
$ – and $ –
, respectively)
...........................................
Dividends and interest receivable .........................................................................................
Receivable for investment securities sold ...............................................................................
Other assets ....................................................................................................................
Total Assets ...............................................................................................................
Liabilities
Payable to Adviser ............................................................................................................
Payable for fund shares redeemed .......................................................................................
Payable for investments purchased ......................................................................................
Payable for 12b-1 fees - Class A ..........................................................................................
Payable to affiliates ...........................................................................................................
Accrued expenses and o ther liabilities ..................................................................................
Audit fees payable .............................................................................................................
Total Liabilities ...........................................................................................................
Net Assets
.....................................................................................................................
Net Assets Consist of:
Paid-in capital ...................................................................................................................
Total distributable earnings/(deficit) .......................................................................................
Net Assets
.................................................................................................................
Institutional Class
...........................................................................................................
Net assets ......................................................................................................................
Shares of beneficial interest outstanding (unlimited shares authorized, $0.001 par value ) ............
Net asset value , redemption price and offering price per share ...............................................
Class A
..........................................................................................................................
Net assets ......................................................................................................................
Shares of beneficial interest outstanding (unlimited shares authorized, $0.001 par value ) ............
Net asset value , redemption price and offering price per share ...............................................

The accompanying notes are an integral part of these financial statements.

May 31, 2022 (Unaudited)
Rockefeller
Climate
Solutions
Fund
Rockefeller
Equity
Allocation
Fund
Rockefeller
Core Taxable
Bond Fund
Rockefeller
Intermediate
Tax Exempt
National
Bond Fund
Rockefeller
Intermediate
Tax Exempt
New York
Bond Fund
$ 96,052,077 $ 41,519,431 $ 54,937,425 $ 68,504,551 $ 33,258,607
7,905 3,398 – – –
131,724 219,716 321,198 875,078 358,282
– 209,985 – – –
40,308 16,957 16,444 20,997 13,808
96,232,014 41,969,487 55,275,067 69,400,626 33,630,697
47,938 19,978 16,446 20,313 10,470
1,017 9 – 20,000 –
– 225,020 – – –
539 – – – –
31,775 35,399 21,908 29,368 17,034
533 1,859 120 864 378
23,643 23,111 23,282 22,711 24,897
105,445 305,376 61,756 93,256 52,779
$ 96,126,569 $ 41,664,111 $ 55,213,311 $ 69,307,370 $ 33,577,918
$ 88,163,487 $ 27,367,171 $ 60,001,242 $ 71,892,310 $ 35,068,474
7,963,082 14,296,940 (4,787,931) (2,584,940) (1,490,556)
$ 96,126,569 $ 41,664,111 $ 55,213,311 $ 69,307,370 $ 33,577,918
$ 94,809,956 $ 41,664,111 $ 55,213,311 $ 69,307,370 $ 33,577,918
11,117,868 3,885,246 5,991,312 7,263,911 3,517,613
$ 8 .53 $ 10 .72 $ 9 .22 $ 9 .54 $ 9 .55
$ 1,316,613 $ – $ – $ – $ –
154,711 – – – –
$ 8 .51 $ – $ – $ – $ –

Rockefeller Funds
Statements of Operations
The accompanying notes are an integral part of these financial statements.

Investment Income
Dividend income .......................................................................................................
Less: Foreign withholding taxes and issuance fees ...........................................................
Interest income .........................................................................................................
Total Investment Income .....................................................................................
Expenses
Management fees ......................................................................................................
Administration and accounting fees ...............................................................................
Federal & state registration fees ...................................................................................
Transfer agent fees and expenses .................................................................................
Audit and tax fees ......................................................................................................
Custody fees ............................................................................................................
Legal fees ................................................................................................................
Chief Compliance Officer fees ......................................................................................
Directors' or trustees' fees ...........................................................................................
Pricing fees ..............................................................................................................
Insurance expense ....................................................................................................
Reports to shareholders .............................................................................................
12b-1 fees – Class A ..................................................................................................
Interest expense .......................................................................................................
Other expense ..........................................................................................................
Total expenses ..........................................................................................................
Net advisory recoupment/(waivers) (Note 4) ....................................................................
Net e xpenses
....................................................................................................
Net Investment Income/(Loss)
...................................................................................
Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) on:
Investments ........................................................................................................
Foreign currency ..................................................................................................
Net change in unrealized appreciation/(depreciation) on:
Investments ........................................................................................................
Foreign currency ..................................................................................................
Net Realized and Unrealized Loss on Investments
.......................................................
Net Decrease in Net Assets f rom Operations
...............................................................

The accompanying notes are an integral part of these financial statements.

For the Period Ended May 31, 2022 (Unaudited)
Rockefeller
Climate
Solutions
Fund
Rockefeller
Equity
Allocation
Fund
Rockefeller
Core Taxable
Bond Fund
Rockefeller
Intermediate
Tax Exempt
National
Bond Fund
Rockefeller
Intermediate
Tax Exempt
New York
Bond Fund
$ 767,349 $ 728,255 $ 13,772 $ – $ –
(85,131) (92,030) – – –
1,989 957 649,254 790,333 408,351
684,207 637,182 663,026 790,333 408,351
449,221 235,100 105,760 130,953 66,700
76,815 56,722 49,042 61,460 32,916
20,840 5,140 4,572 7,360 2,449
18,607 9,013 8,884 9,351 8,222
17,441 17,259 18,475 17,916 18,644
12,235 19,532 2,743 2,242 2,002
9,293 9,359 8,785 9,220 8,227
5,460 5,460 5,460 5,460 5,460
5,070 5,070 5,070 5,070 5,017
4,294 7,668 4,413 6,043 4,245
1,887 1,358 1,358 1,567 1,456
1,533 1,364 1,417 1,911 1,056
1,485 – – – –
– 4,026 – – –
2,070 1,578 1,481 1,578 1,377
626,251 378,649 217,460 260,131 157,771
(101,555) (28,914) – – –
524,696 349,735 217,460 260,131 157,771
159,511 287,447 445,566 530,202 250,580
(2,250,755) 6,893,773 (181,957) 154,553 (81,314)
(2,650) (48,443) – – –
(15,204,306) (11,927,498) (6,730,677) (6,575,333) (3,096,880)
(1,265) (7,894) – – –
(17,458,976) (5,090,062) (6,912,634) (6,420,780) (3,178,194)
$ (17,299,465) $ (4,802,615) $ (6,467,068) $ (5,890,578) $ (2,927,614)

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Statement of Changes in Net Assets
Period Ended
May 31, 2022
(Unaudited)
Period From
July 21, 2021
(1)
November 30, 2021
From Operations
Net investment income/(loss) .................................... $ 159,511 $ (165,710)
Net realized loss from investments
and foreign currency translation .............................. (2,253,405) (330,173)
Net change in unrealized appreciation/(depreciation) on
investment and foreign currency translation ............... (15,205,571) 642,166
Net increase/(decrease) in net assets from operations ....... (17,299,465) 146,283
From Distributions
Net dividends and distributions ................................... (491,300) –
Net decrease in net assets resulting from distributions paid . (491,300) –
From Capital Share Transactions
Proceeds from shares sold — Class A ......................... 699,666 910,655
Proceeds from shares sold — Institutional Class ............ 4,901,167 23,389,127
Proceeds from shares issued from transfers in -kind—
Class A .............................................................. – 10,000
Proceeds from shares issued from transfers in -kind—
Institutional Class ................................................. – 91,552,365
Reinvestments — Class A ......................................... 3,754 –
Reinvestments — Institutional Class ............................ 333,438 –
Cost of shares redeemed — Class A ........................... (90,124) (10,385)
Cost of shares redeemed — Institutional Class .............. (6,052,656) (1,875,956)
Net increase/(decrease) in net assets from capital share
transactions ............................................................ (204,755) 113,975,806
Total increase/(decrease) in Net Assets .......................
(17,995,520) 114,122,089
Net Assets
Beginning of
period ......................................................
114,122,089 –
End of
period ...............................................................
$ 96,126,569 $ 114,122,089
(1) The Fund commenced operations on July 21, 2021.

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund
Statement of Changes in Net Assets
Period Ended
May 31, 2022
(Unaudited)
Year Ended
November 30, 2021
From Operations
Net investment income ............................................ $ 287,447 $ 502,029
Net realized gain from investments
and foreign currency translation .............................. 6,845,330 11,003,899
Net change in unrealized depreciation on
investment and foreign currency translation ............... (11,935,392) (1,597,616)
Net increase/(decrease) in net assets from operations ....... (4,802,615) 9,908,312
From Distributions
Net dividends and distributions ................................... (10,932,890) (3,559,042)
Net decrease in net assets resulting from distributions paid . (10,932,890) (3,559,042)
From Capital Share Transactions
Proceeds from shares sold — Institutional Class ............ 2,422,500 3,230,471
Reinvestments — Institutional Class ............................ 5,447,040 1,248,078
Cost of shares redeemed — Institutional Class .............. (23,482,130) (22,258,128)
Net decrease in net assets from capital share transactions .. (15,612,590) (17,779,579)
Total Decrease in Net Assets ......................................
(31,348,095) (11,430,309)
Net Assets
Beginning of
period ......................................................
73,012,206 84,442,515
End of
period ...............................................................
$ 41,664,111 $ 73,012,206

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund
Statement of Changes in Net Assets
Period Ended
May 31, 2022
(Unaudited)
Year Ended
November 30, 2021
From Operations
Net investment income ............................................ $ 445,566 $ 962,132
Net realized gain/(loss) from investments
and foreign currency translation .............................. (181,957) 1,361,743
Net change in unrealized depreciation on
investment and foreign currency translation ............... (6,730,677) (3,512,432)
Net decrease in net assets from operations ..................... (6,467,068) (1,188,557)
From Distributions
Net dividends and distributions ................................... (1,626,506) (1,142,166)
Net decrease in net assets resulting from distributions paid . (1,626,506) (1,142,166)
From Capital Share Transactions
Proceeds from shares sold — Institutional Class ............ 103,000 3,043,978
Reinvestments — Institutional Class ............................ 1,034,179 556,326
Cost of shares redeemed — Institutional Class .............. (4,902,248) (8,175,086)
Net decrease in net assets from capital share transactions .. (3,765,069) (4,574,782)
Total Decrease in Net Assets ......................................
(11,858,643) (6,905,505)
Net Assets
Beginning of
period ......................................................
67,071,954 73,977,459
End of
period ...............................................................
$ 55,213,311 $ 67,071,954

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund
Statement of Changes in Net Assets
Period Ended
May 31, 2022
(Unaudited)
Year Ended
November 30, 2021
From Operations
Net investment income ............................................ $ 530,202 $ 1,307,198
Net realized gain from investments
and foreign currency translation .............................. 154,553 1,597,513
Net change in unrealized depreciation on
investment and foreign currency translation ............... (6,575,333) (2,010,630)
Net increase/(decrease) in net assets from operations ....... (5,890,578) 894,081
From Distributions
Net dividends and distributions ................................... (2,209,949) (2,007,249)
Net decrease in net assets resulting from distributions paid . (2,209,949) (2,007,249)
From Capital Share Transactions
Proceeds from shares sold — Institutional Class ............ 5,127,000 6,550,934
Reinvestments — Institutional Class ............................ 1,068,019 642,578
Cost of shares redeemed — Institutional Class .............. (13,795,311) (26,059,399)
Net decrease in net assets from capital share transactions .. (7,600,292) (18,865,887)
Total Decrease in Net Assets ......................................
(15,700,819) (19,979,055)
Net Assets
Beginning of
period ......................................................
85,008,189 104,987,244
End of
period ...............................................................
$ 69,307,370 $ 85,008,189

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Statement of Changes in Net Assets
Period Ended
May 31, 2022
(Unaudited)
Year Ended
November 30, 2021
From Operations
Net investment income ............................................ $ 250,580 $ 560,156
Net realized gain/(loss) from investments
and foreign currency translation .............................. (81,314) 627,977
Net change in unrealized depreciation on
investment and foreign currency translation ............... (3,096,880) (486,481)
Net increase/(decrease) in net assets from operations ....... (2,927,614) 701,652
From Distributions
Net dividends and distributions ................................... (896,602) (830,870)
Net decrease in net assets resulting from distributions paid . (896,602) (830,870)
From Capital Share Transactions
Proceeds from shares sold — Institutional Class ............ 14,000 2,544,775
Reinvestments — Institutional Class ............................ 450,213 363,824
Cost of shares redeemed — Institutional Class .............. (3,982,988) (10,798,248)
Net decrease in net assets from capital share transactions .. (3,518,775) (7,889,649)
Total Decrease in Net Assets ......................................
(7,342,991) (8,018,867)
Net Assets
Beginning of
period ......................................................
40,920,909 48,939,776
End of
period ...............................................................
$ 33,577,918 $ 40,920,909

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund – Institutional Class
Financial Highlights
Per Share Data for a Share Outstanding Throughout the Period
Period Ended
May 31, 2022
(Unaudited)
Period Ended
November 30,
2021
(1)
Net Asset Value, Beginning of period .....................
$10.06 $10.00
Income from investment operations:
Net investment income/(loss)
(2)
......................... 0.01 (0.01)
Net realized and unrealized gain/(loss) .................... (1.50) 0.07
Total From Investment Operations ......................... (1.49) 0.06
Paid from net investment income ........................ – –
Paid from realized gains ............................... (0.04) –
Total Distributions ..................................... (0.04) –
Net A sset Value, End of period
.......................... $8.53 $10.06
Total return
(3)
....................................... -14.86% 0.58%
Supplemental Data and Ratios:
Net assets, end of period (000) ........................... $94,810 $113,235
Ratio of expenses to average net assets:
Before waiver, expense recoupment
(4)
.................... 1.18% 1.25%
After waiver, expense recoupment
(4)
..................... 0.99% 0.99%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment
(4)
.................... 0.11% (0.69)%
After waiver, expense recoupment
(4)
..................... 0.30% (0.43)%
Portfolio turnover rate
(5)
................................ 8.38% 13.14%
(1) Fund commenced operations on July 21, 2021.
(2)
Net investment income per share has been calculated based on average shares outstanding during the period.
(3) Not annualized for periods less than one year.
(4) Annualized for periods less than one year.
(5)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received as a result of in-kind subscriptions.

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund – Class A
Financial Highlights
Per Share Data for a Share Outstanding Throughout the Period
Period Ended
May 31, 2022
(Unaudited)
Period Ended
November 30,
2021
(1)
Net Asset Value, Beginning of period .....................
$10.05 $10.00
Income from investment operations:
Net investment income/(loss)
(2)
......................... 0.01 (0.03)
Net realized and unrealized gain/(loss) .................... (1.51) 0.08
Total From Investment Operations ......................... (1.50) 0.05
Paid from net investment income ........................ – –
Paid from realized gains ............................... (0.04) –
Total Distributions ..................................... (0.04) –
Net Asset Value, End of period ..........................
$8.51 $10.05
Total return
(3)
....................................... -14.97% 0.50%
Supplemental Data and Ratios:
Net assets, end of period (000) ........................... $1,317 $887
Ratio of expenses to average net assets:
Before waiver, expense recoupment
(4)
.................... 1.44% 1.56%
After waiver, expense recoupment
(4)
..................... 1.24% 1.24%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment
(4)
.................... (0.08)% (1.21)%
After waiver, expense recoupment
(4)
..................... 0.12% (0.89)%
Portfolio turnover rate
(5)
................................ 8.38% 13.14%
(1) Fund commenced operations on July 21, 2021.
(2)
Net investment income per share has been calculated based on average shares outstanding during the period.
(3) Not annualized for periods less than one year.
(4) Annualized for periods less than one year.
(5)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received as a result of in-kind subscriptions.

Rockefeller Equity Allocation Fund
Financial Highlights
The accompanying notes are an integral part of these financial statements.

Period Ended
May 31, 2022
(Unaudited)
Net Asset Value, Beginning of period ....................
$13.88
Income from investment operations:
Net investment income/(loss)
(1)
........................ 0.06
Net realized and unrealized gain/(loss) ................... (1.10)
Total From Investment Operations ........................ (1.04)
Paid from net investment income ....................... (0.04)
Paid from realized gains .............................. (2 .08)
Total Distributions .................................... (2.12)
Net Asset Value, End of period .........................
$10.72
Total return
(2)
...................................... -9.44%
Supplemental Data and Ratios:
Net assets, end of period (000) .......................... $41,664
Ratio of expenses to average net assets:
Before waiver, expense recoupment
(3)
................... 1.37%
After waiver, expense recoupment
(3)
..................... 1.26%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment
(4)
................... 0.93%
Net After waiver, expense recoupment
(4)
................. 1.04%
Portfolio turnover rate
(2)
............................... 22.05%
(1)
Net investment income per share has been calculated based on average shares outstanding during the period.
(2) Not annualized for periods less than one year.
(3)
(4)
The ratio of expenses to average net assets includes interest expense. The annualized before waiver, expense recoupment ratios excluding interest expense were 1.36% and 1.25%.
Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period
Year Ended
November 30,
2021
Year Ended
November 30,
2020
Year Ended
November 30,
2019
Year Ended
November 30,
2018
Year Ended
November 30,
2017
$12.96 $12.20 $12.11 $12.61 $10.05
0.09 0.08 0.11 0.07 0.09
1.40 1 .05 0.68 (0.28) 2.57
1.49 1.13 0.79 (0.21) 2.66
(0.08) (0.10) (0.11) (0.24) (0.10)
(0.49) (0.27) (0.59) (0.05) –
(0.57) (0.37) (0.70) (0.29) (0.10)
$13.88 $12.96 $12.20 $12.11 $12.61
11.74% 9.54% 7.38% -1.69% 26.54%
$73,012 $84,443 $109,802 $112,228 $118,260
1.23% 1.22% 1.15% 1.15% 1.18%
1.23% 1.22% 1.15% 1.15% 1.22%
0.60% 0.67% 0.94% 0.57% 0.84%
0.60% 0.67% 0.94% 0.57% 0.80%
40.55% 77.50% 37.01% 32.22% 35.98%

Rockefeller Core Taxable Bond Fund
Financial Highlights
The accompanying notes are an integral part of these financial statements.

Period Ended
May 31, 2022
(Unaudited)
Net Asset Value, Beginning of period ....................
$10.52
Income from investment operations:
Net investment income/(loss)
(1)
........................ 0.07
Net realized and unrealized gain/(loss) ................... (1.11)
Total From Investment Operations ........................ (1.04)
Paid from net investment income ....................... (0.08)
Paid from realized gains .............................. (0.18)
Total Distributions .................................... (0.26)
Net Asset Value, End of period .........................
$9.22
Total return
(2)
...................................... -10.16%
Supplemental Data and Ratios:
Net assets, end of period (000) .......................... $55,213
Ratio of expenses to average net assets:
Before waiver, expense recoupment
(3)
................... 0.72%
After waiver, expense recoupment
(3)
..................... 0.72%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment
(3)
................... 1.47%
After waiver, expense recoupment
(3)
..................... 1.47%
Portfolio turnover rate
(2)
............................... 16.66%
(1)
Net investment income per share has been calculated based on average shares outstanding during the period.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period
Year Ended
November 30,
2021
Year Ended
November 30,
2020
Year Ended
November 30,
2019
Year Ended
November 30,
2018
Year Ended
November 30,
2017
$10.86 $10.38 $9.69 $10.08 $10.08
0.14 0.19 0.26 0.26 0.21
(0.31) 0.52 0.70 (0.40) 0.08
(0.17) 0.71 0.96 (0.14) 0.29
(0.17) (0.23) (0.27) (0.25) (0.20)
– – – – (0.09)
(0.17) (0.23) (0.27) (0.25) (0.29)
$10.52 $10.86 $10.38 $9.69 $10.08
-1.59% 6.95% 10.05% -1.37% 2.85%
$67,072 $73,977 $72,603 $71,360 $76,066
0.70% 0.69% 0.66% 0.64% 0.65%
0.70% 0.69% 0.66% 0.64% 0.65%
1.36% 1.78% 2.57% 2.61% 2.14%
1.36% 1.78% 2.57% 2.61% 2.14%
50.01% 46.39% 98.69% 42.37% 50.92%

Rockefeller Intermediate Tax Exempt National Bond Fund
Financial Highlights
The accompanying notes are an integral part of these financial statements.

Period Ended
May 31, 2022
(Unaudited)
Net Asset Value, Beginning of period ....................
$10.60
Income from investment operations:
Net investment income/(loss)
(1)
........................ 0.07
Net realized and unrealized gain/(loss) ................... (0.84)
Total From Investment Operations ........................ (0.77)
Paid from net investment income ....................... (0.08)
Paid from realized gains .............................. (0.21)
Total Distributions .................................... (0.29)
Net Asset Value, End of period .........................
$9.54
Total return
(3)
...................................... -7.50%
Supplemental Data and Ratios:
Net assets, end of period (000) .......................... $69,307
Ratio of expenses to average net assets:
Before waiver, expense recoupment
(4)
................... 0.70%
After waiver, expense recoupment
(4)
..................... 0.70%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment
(4)
................... 1.42%
After waiver, expense recoupment
(4)
..................... 1.42%
Portfolio turnover rate
(3)
............................... 6.79%
(1)
Net investment income per share has been calculated based on average shares outstanding during the period.
(2) Amount represents less than $.01 per share.
(3) Not annualized for periods less than one year.
(4) Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period
Year Ended
November 30,
2021
Year Ended
November 30,
2020
Year Ended
November 30,
2019
Year Ended
November 30,
2018
Year Ended
November 30,
2017
$10.72 $10.46 $9.95 $10.04 $9.96
0.15 0.15 0.17 0.12 0.09
(0.05) 0.33 0.50 (0.10) 0.15
0.10 0.48 0.67 0.02 0.24
(0.15) (0.16) (0.16) (0.11) (0.09)
(0.07) (0.06) – –
(2)
(0.07)
(0.22) (0.22) (0.16) (0.11) (0.16)
$10.60 $10.72 $10.46 $9.95 $10.04
0.94% 4.73% 6.77% 0.24% 2.43%
$85,008 $104,987 $101,211 $102,245 $94,759
0.66% 0.65% 0.63% 0.63% 0.66%
0.66% 0.65% 0.63% 0.63% 0.66%
1.38% 1.46% 1.61% 1.23% 0.91%
1.38% 1.46% 1.61% 1.23% 0.91%
17.32% 23.45% 64.26% 41.52% 37.63%

Rockefeller Intermediate Tax Exempt New York Bond Fund
Financial Highlights
The accompanying notes are an integral part of these financial statements.

Period Ended
May 31, 2022
(Unaudited)
Net Asset Value, Beginning of period ....................
$10.52
Income from investment operations:
Net investment income/(loss)
(1)
........................ 0.06
Net realized and unrealized gain/(loss) ................... (0.80)
Total From Investment Operations ........................ (0.74)
Paid from net investment income ....................... (0.07)
Paid from realized gains .............................. (0.16)
Total Distributions .................................... (0.23)
Net Asset Value, End of period .........................
$9.55
Total return
(2)
...................................... -7.20%
Supplemental Data and Ratios:
Net assets, end of period (000) .......................... $33,578
Ratio of expenses to average net assets:
Before waiver, expense recoupment
(3)
................... 0.83%
After waiver, expense recoupment
(3)
..................... 0.83%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment
(3)
................... 1.31%
After waiver, expense recoupment
(3)
..................... 1.31%
Portfolio turnover rate
(2)
............................... 0.10%
(1)
Net investment income per share has been calculated based on average shares outstanding during the period.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period
Year Ended
November 30,
2021
Year Ended
November 30,
2020
Year Ended
November 30,
2019
Year Ended
November 30,
2018
Year Ended
November 30,
2017
$10.56 $10.40 $9.89 $9.98 $9.94
0.13 0.14 0.15 0.11 0.07
0.01 0.20 0.50 (0.10) 0.16
0.14 0.34 0.65 0.01 0.23
(0.13) (0.14) (0.14) (0.10) (0.07)
(0.05) (0.04) – – (0.12)
(0.18) (0.18) (0.14) (0.10) (0.19)
$10.52 $10.56 $10.40 $9.89 $9.98
1.37% 3.34% 6.59% 0.10% 2.35%
$40,921 $48,940 $50,053 $45,068 $37,044
0.78% 0.77% 0.73% 0.76% 0.82%
0.78% 0.77% 0.73% 0.76% 0.85%
1.20% 1.35% 1.41% 1.07% 0.78%
1.20% 1.35% 1.41% 1.07% 0.75%
22.56% 18.47% 69.23% 36.05% 34.50%

Rockefeller Funds
Notes to Financial Statements
May 31, 2022 (Unaudited)
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-
end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Climate Solutions Fund, Rockefeller Equity Allocation
Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt
National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond
Fund. Each represents a distinct series with its own investment objective and policies within the Trust. With the exception of the Rockefeller Tax Exempt New York Bond
Fund which is a non-diversified series of the Trust, each Fund is a diversified series of the Trust. The investment objective of the Rockefeller Climate Solutions Fund is to seek long-term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering climate change mitigation or adaptation products and services. The investment objective of the Rockefeller Equity
Allocation Fund is to seek long-term total return from capital appreciation and income.
The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New
York Bond Fund is to generate current income that is exempt from federal, New York
State and New York City personal income tax consistent with the preservation of capital.
The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax
Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond
Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation
Fund commenced operations on February 4, 2015. The Rockefeller Climate Solutions
Fund commenced operations on July 21, 2021. Adviser Class shares of the Rockefeller
Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate
Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York
Bond Fund, are authorized but are currently not offered for purchase. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The Funds are investment companies and accordingly follow the investment company accounting reporting guidance of the Financial Accounting Standards Board (FASB)
Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
(a) Investment Valuation
Each equity security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued.
If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange-traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-
listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service
(“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the
U.S. dollar using the applicable currency exchange rates as of the close of the New York
Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S.
market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its
NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are generally valued at the mean in accordance with prices provided by a
Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
Municipal bonds are priced by a Pricing Service. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, municipal bonds would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.
U.S. government notes/bonds are normally valued by a Pricing Service using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in Level 2 of the fair value hierarchy.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s
Valuation Committee.
The Funds have adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1— Quoted prices in active markets for identical securities.
Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3— Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2022:
Rockefeller Climate Solutions Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 58,221,807 $ 34,644,060 $ – $ 92,865,867
Real Estate Investment Trusts 1,400,138 – – 1,400,138
Total Equity Securities
59,621,946 34,644,060 – 94,266,006
Money Market Funds
1,786,071 – – 1,786,071
Total Investments in Securities
$ 61,408,017 $ 34,644,060 $ – $ 96,052,077

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
The Funds held no Level 3 securities during the period ended May 31, 2022.
The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2022.
Rockefeller Equity Allocation Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 23,910,170 $ 16,180,11 3 $ – $ 40,090,283
Preferred Stock 225,173 – – 225,173
Real Estate Investment Trusts 94,702 353,9 10 – 448,612
Total Equity Securities
24,230,045 16,534,023 – 40,764,068
Money Market Funds
755,363 – – 755,363
Total Investments in Securities
$ 24,985,408 $ 16,534,023 $ – $ 41,519,431
Rockefeller Core Taxable Bond Fund
Level 1 Level 2 Level 3 Total
Assets:
Fixed Income Securities:
Asset-Backed Securities $ – $ 558,36 8 $ – $ 558,36 8
Corporate Bonds – 13,601,807 – 13,601,807
Mortgage-Backed Securities – 10,573,254 – 10,573,254
Municipal Bonds – 10,822,860 – 10,822,860
U.S. Government Agency Issues – 5,221,462 – 5,221,462
U.S. Government Notes/Bonds – 12,015,303 – 12,015,303
U.S. Treasury Bill – 279,851 – 279,851
Total Fixed Income Securities
– 53,072,905 – 53,072,905
Exchange-Traded Funds
1,788,383 – – 1,788,383
Money Market Funds
76,137 – – 76,137
Total Investments in Securities
$ 1,864,520 $ 53,072,905 $ – $ 54,937,425
Rockefeller Intermediate Tax Exempt National Bond Fund
Level 1 Level 2 Level 3 Total
Assets:
Fixed Income Securities:
Municipal Bonds $ – $ 68,499,622 $ – $ 68,499,622
Total Fixed Income Securities
– 68,499,622 – 68,499,622
Money Market Funds
4,929 – – 4,929
Total Investments in Securities
$ 4,929 $ 68,499,622 $ – $ 68,504,551
Rockefeller Intermediate Tax Exempt New York Bond Fund
Level 1 Level 2 Level 3 Total
Assets:
Fixed Income Securities:
Municipal Bonds $ – $ 33,001,78 5 $ – $ 33,001,78 5
Total Fixed Income Securities
– 33,001,78 5 – 33,001,78 5
Money Market Funds
256,822 – – 256,822
Total Investments in Securities
$ 256,822 $ 33,001,78 5 $ – $ 33,258,607
(1)
See the Schedule of Investments for industry classifications.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
(b) Federal Income Taxes
The Funds comply with the requirements of Subchapter M of the Internal Revenue
Code of 1986, as amended the (“Code”), necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes.
Therefore, no federal income tax provision has been provided.
(c) Distributions to Shareholders
The Funds will distribute net investment income and net capital gains at least annually.
Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature.
To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.
(d) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(e) Share Valuation
The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each
Fund is equal to each Fund’s NAV per share.
(f) Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Expenses are recognized on an accrual basis. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.
(g) Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from the Funds’ investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources.
These estimates may subsequently be revised based on information received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Changes to estimates will be recorded in the period they are known. The distributions received from
REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities. Any discount or premium is accreted or amortized using the constant yield method until maturity, or where applicable, the first call date of the security. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.
(3) Federal Tax Matters
The tax character of distributions paid during the year ended November 30, 2021 was as follows:
Rockefeller
Climate
Solutions
Fund
Rockefeller
Equity
Allocation
Fund
Rockefeller
Core Taxable
Bond Fund
Rockefeller
Intermediate
Tax Exempt
National
Bond Fund
Rockefeller
Intermediate
Tax Exempt
New York
Bond Fund
Distributions paid from:
Ordinary Income .......... $ – $ 460,606 $ 1,142,116 $ 78,676 $ 84,412
Tax-Exempt Income ....... – – – 1,343,395 582,085
Long-Term Capital Gains .... – 3,098,436 – 585,178 164,373
Total Distributions Paid .... $ – $ 3,559,042 $ 1,142,116 $ 2,007,249 $ 830,870

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
As of November 30, 2021, the components of accumulated earnings (losses) for income tax purposes were as follows:
The difference between cost amounts for financial statement and federal income tax purposes is due to passive foreign investment company adjustments and timing differences in recognizing certain gains and losses in security transactions, including differences in the cost basis as a result of the transfer-in-kind for the Climate Solutions
Fund.
During the 2021 fiscal year, the Rockefeller Core Taxable Bond Fund utilized $114,498 of long-term capital loss carryover.
The Rockefeller Climate Solutions Fund had late-year ordinary loss of $168,654 as of November 30, 2021, which the Fund has elected to defer to the first day of its next tax year. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in the fiscal year 2021. As of November 30, 2021, the tax year 2021 remains open to examination for Rockefeller Climate Solutions Fund and the tax years 2018,
2019, 2020 and 2021 remain open to examination for the Rockefeller Equity Allocation
Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt
National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund.
The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year, the Funds did not incur any interest or penalties, nor were any accrued as of November 30, 2021.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no
Rockefeller
Climate
Solutions
Fund
Rockefeller
Equity
Allocation
Fund
Rockefeller
Core Taxable
Bond Fund
Rockefeller
Intermediate
Tax Exempt
National
Bond Fund
Rockefeller
Intermediate
Tax Exempt
New York
Bond Fund
Cost basis of investments
for federal income tax
purposes $ 88,733,001 $ 54,036,168 $ 65,104,674 $ 80,462,482 $ 38,976,414
Gross tax unrealized
appreciation 31,369,639 22,506,624 262,890 3,700,647 1,641,138
Gross tax unrealized
depreciation (5,949,715) (3,361,295) (630,270) (37,626) (38,611)
Net tax unrealized
appreciation 25,419,924 19,145,329 1,996,620 3,663,021 1,602,527
Undistributed ordinary
income – 2,068,233 200,816 20,235 –
Undistributed tax-exempt
ordinary income – – – 225,124 103,228
Undistributed long-term
gains 502,577 8,818,883 1,108,207 1,577,207 627,905
Total accumulated gains 502,577 10,887,116 1,309,023 1,852,566 731,133
Total other accumulated
loss (168,654) – – – –
Total distributable
earnings $ 25,753,847 $ 30,032,445 $ 3,305,643 $ 5,515,587 $ 2,333,660

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
effect on net assets or NAV per share. For the fiscal year ended November 30, 2021, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.
As of November 30, 2021, the components of accumulated earnings (losses) for income tax purposes were as follows:
(4) Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rates of 0.85%, 0.85%, 0.35%, 0.35% and 0.35% of the average daily net assets of the
Rockefeller Climate Solutions Fund, Rockefeller Equity Allocation Fund, Rockefeller
Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund
and Rockefeller Intermediate Tax Exempt New York Bond Fund, respectively.
The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses through the expiration date listed below to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.
Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed. For the period ended May 31, 2022, the Rockefeller Climate Solutions Fund and the Rockefeller Equity Allocation Fund waived $101,555 and $28,914 in expenses respectively, which are eligible for recoupment through May 31, 2025.  For the period ended November 30, 2021 the Rockefeller Climate Solutions Fund waived $100,316 in expenses which are eligible for recoupment through November 30, 2024.
Rockefeller
Climate
Solutions
Fund
Rockefeller
Equity
Allocation
Fund
Rockefeller
Core Taxable
Bond Fund
Rockefeller
Intermediate
Tax Exempt
National
Bond Fund
Rockefeller
Intermediate
Tax Exempt
New York
Bond Fund
Total Distributable
Earnings/(Losses) $ 25,607,564 $ – $ – $ – $ –
Paid-In Capital (25,607,564) – – – –
Expense
Limitation Cap
Expiration
Date
Rockefeller Climate Solutions Fund ................. 0.99% July 20, 2023
Rockefeller Equity Allocation Fund .................. 1.25% March 30, 2024
Rockefeller Core Taxable Bond Fund ................ 0.85% March 30, 2024
Rockefeller Intermediate Tax Exempt National Bond Fund 0.85% March 30, 2024
Rockefeller Intermediate Tax Exempt New York Bond Fund 0.85% March 30, 2024

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
(5) Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
(“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an
Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and
reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. The Trust’s Chief Compliance
Officer is also an employee of Fund Services. Fees and expenses incurred for the periods ended May 31, 2022, and owed as of May 31, 2022, were as follows:
The Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund,
Rockefeller Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt
New York Bond Fund each have a line of credit with US Bank (see Note 9).
Certain officers of the Funds are also employees of Fund Services. A Trustee of the
Trust is affiliated with Fund Services and US Bank.
Administration and Accounting Incurred Owed
Rockefeller Climate Solutions Fund $ 76,815 $ 17,971
Rockefeller Equity Allocation Fund $ 56,722 $ 23,251
Rockefeller Core Taxable Bond Fund $ 49,042 $ 14,971
Rockefeller Intermediate Tax Exempt National Bond Fund $ 61,460 $ 21,194
Rockefeller Intermediate Tax Exempt New York Bond Fund $ 32,916 $ 10,431
Pricing Incurred Owed
Rockefeller Climate Solutions Fund $ 4,294 $ 649
Rockefeller Equity Allocation Fund $ 7,668 $ 3,062
Rockefeller Core Taxable Bond Fund $ 4,413 $ 1,556
Rockefeller Intermediate Tax Exempt National Bond Fund $ 6,043 $ 2,424
Rockefeller Intermediate Tax Exempt New York Bond Fund $ 4,245 $ 1,506
Transfer Agency Incurred Owed
Rockefeller Climate Solutions Fund $ 18,607 $ 6,132
Rockefeller Equity Allocation Fund $ 9,013 $ 2,839
Rockefeller Core Taxable Bond Fund $ 8,884 $ 2,720
Rockefeller Intermediate Tax Exempt National Bond Fund $ 9,351 $ 3,116
Rockefeller Intermediate Tax Exempt New York Bond Fund $ 8,222 $ 2,651
Custody Incurred Owed
Rockefeller Climate Solutions Fund $ 12,235 $ 5,228
Rockefeller Equity Allocation Fund $ 19,532 $ 4,458
Rockefeller Core Taxable Bond Fund $ 2,743 $ 861
Rockefeller Intermediate Tax Exempt National Bond Fund $ 2,242 $ 847
Rockefeller Intermediate Tax Exempt New York Bond Fund $ 2,002 $ 659
Chief Compliance Officer Incurred Owed
Rockefeller Climate Solutions Fund $ 5,460 $ 1,795
Rockefeller Equity Allocation Fund $ 5,460 $ 1,789
Rockefeller Core Taxable Bond Fund $ 5,460 $ 1,800
Rockefeller Intermediate Tax Exempt National Bond Fund $ 5,460 $ 1,787
Rockefeller Intermediate Tax Exempt New York Bond Fund $ 5,460 $ 1,787

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
(6) Distribution Plan
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act
(the “12b-1 Plan”), on behalf of the Class A shares of the Rockefeller Climate Solutions
Fund, which authorizes the Trust to pay Quasar Distributors, LLC (the “Distributor”), the
Funds’ principal distributor, a distribution fee of 0.25% of the Fund’s average daily net assets. During the period ended May 31, 2022, the Rockefeller Climate Solutions Fund
Class A shares incurred fees pursuant to the 12b-1 Plan of $1,485.
(7) Capital Share Transactions
Transactions in the shares of the Funds were as follows:
Rockefeller Climate Solutions Fund
Class A
Period Ended May 31,
2022
Period Ended
November 30, 2021
Shares Sold ........................................... 76,308 88,305
Shares issued from transfer-in-kind – 1,000
Shares Reinvested .................................. 366 –
Shares Redeemed ................................... (10,268) (1,000)
Net Increase ........................................... 66,406 88,305
Institutional Class
Period Ended May 31,
2022
Period Ended
November 30, 2021
Shares Sold ........................................... 513,315 2,286,459
Shares issued from transfer-in-kind – 9,155,236
Shares Reinvested .................................. 32,467 –
Shares Redeemed ................................... (686,383) (183,226)
Net (Decrease)/Increase ........................... (140,601) 11,258,469
Rockefeller Equity Allocation Fund
Period Ended May 31,
2022
Year Ended
November 30, 2021
Shares Sold ........................................... 194,191 227,462
Shares Reinvested .................................. 441,663 94,118
Shares Redeemed ................................... (2,008,998) (1,580,330)
Net Decrease ......................................... (1,373,144) (1,258,750)
Rockefeller Core Taxable Bond Fund
Period Ended May 31,
2022
Year Ended
November 30, 2021
Shares Sold ........................................... 10,311 285,581
Shares Reinvested .................................. 101,756 52,388
Shares Redeemed ................................... (495,748) (771,781)
Net Decrease ......................................... (383,681) (433,812)

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
(8) Investment Transactions
The aggregate securities transactions, excluding short-term investments and amounts transferred in-kind noted below, for the Funds for the period ended May 31, 2022 are listed below.
(9) Line of Credit
As of May 31, 2022, the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable
Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller
Intermediate Tax Exempt New York Bond Fund each had a line of credit in the amount of $10,000,000, $8,000,000, $8,500,000, and $4,000,000, respectively, which all mature on August 6, 2022. These secured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 3.25%. The following table summarizes the line of credit activity for the Rockefeller Equity Allocation Fund during the period ended May 31,
Rockefeller Intermediate Tax Exempt
National Bond Fund
Period Ended May 31,
2022
Year Ended
November 30, 2021
Shares Sold ........................................... 511,332 615,563
Shares Reinvested .................................. 103,654 60,389
Shares Redeemed ................................... (1,367,403) (2,449,334)
Net Decrease ......................................... (752,417) (1,773,382)
Rockefeller Intermediate Tax Exempt New
York Bond Fund
Period Ended May 31,
2022
Year Ended
November 30, 2021
Shares Sold ........................................... 1,357 241,275
Shares Reinvested .................................. 43,856 34,539
Shares Redeemed ................................... (417,527) (1,021,459)
Net Decrease ......................................... (372,314) (745,645)
Purchases Sales
U.S.
Government
Securities
Purchases
U.S.
Government
Securities
Sales
Rockefeller Climate Solutions
Fund .................. $ 10,006,896 $ 8,791,449 $ – $ –
Rockefeller Equity Allocation
Fund .................. $ 11,911,588 $ 37,031,731 $ – $ –
Rockefeller Core Taxable Bond
Fund .................. $ 8,310,887 $ 12,330,819 $ 1,742,529 $ 2,661,575
Rockefeller Intermediate Tax
Exempt National Bond Fund . $ 4,992,949 $ 12,399,634 $ – $ –
Rockefeller Intermediate Tax
Exempt New York Bond Fund $ 364,403 $ 3,934,558 $ – $ –

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
2022. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt
National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund did
not utilize their lines of credit during the period ended May 31, 2022. The Funds did not have any loans outstanding as of May 31, 2022.
(10) Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-
existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
(11) LIBOR
The London Interbank Offered Rate (“LIBOR”) is an interest-rate average calculated from estimates submitted by the leading banks in London. LIBOR represents the rate which banks may obtain short-term borrowings from each other. Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones to be phased out on June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds and the financial markets generally. The Secured Overnight Funding Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference rates in their respective markets. The transition process,
Days
Utilized
Average
Amount of
Borrowing
Interest
Expense
Maximum
Amount of
Borrowing
Date of
Maximum
Borrowing
Rockefeller Equity
Allocation Fund ...... 25 $ 1,771,400 $ 4,026 $7,378,000 12/30/2021

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2022 (Unaudited)
or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, all of which could impact the Funds.
(12) Subsequent Events
The Funds have evaluated events and transactions that have occurred subsequent to May 31, 2022 and determined there were no subsequent events that would require recognition or disclosure within the financial statements other than as described below.
On June 28, 2022, the Funds declared and paid distributions from ordinary income to shareholders of record as of June 27, 2022, as follows:
On July 21, 2022, the Board of Trustees approved a Plan of Liquidation to close and liquidate the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund,
Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate
Tax Exempt New York Bond Fund on or about August 26, 2022.
Ordinary
Income
Rockefeller Equity Allocation Fund ............................................... $257,819
Rockefeller Core Taxable Bond Fund ............................................ $241,996
Rockefeller Intermediate Tax Exempt National Bond Fund ................... $245,768
Rockefeller Intermediate Tax Exempt New York Bond Fund .................. $121,191

Rockefeller Funds
Statement Regarding Liquidity Risk Management
May 31, 2022 (Unaudited)
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Trust for Professional Managers (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Rockefeller & Co. LLC (“Rockefeller”), the investment adviser to the Funds, each a series of the Trust, have adopted and implemented a liquidity risk management program tailored specifically to each Fund (the “Adviser
Program”). The Adviser Program seeks to promote effective liquidity risk management for each Fund and to protect Fund shareholders from dilution of their interests.
The Board of Trustees (the “Board”) of the Trust has approved Rockefeller as the administrator for the Adviser Program (the “Program Administrator”). The Program
Administrator has further delegated administration of the Adviser Program to its
Portfolio Analytics Group. The Program Administrator is required to provide a written annual report to the Board and the Trust’s Chief Compliance Officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of each
Fund’s highly liquid investment minimum, and any material changes to the Adviser
Program.
On April 13, 2022, the Board reviewed the Program Administrator’s written annual report for the period January 1, 2021 through December 31, 2021 (the “Report”).
The Report provided an assessment of each Fund’s liquidity risk: the risk that a
Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third party vendor, to provide portfolio investment classification services, and the Report noted that the Funds primarily held investments that were classified as highly liquid during the review period. The Report noted that the Funds’ portfolios are expected to continue to primarily hold highly liquid investments and the determination that each Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Funds can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for a Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted
that there were no breaches of a Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that each Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.
The Program Administrator determined that the Funds are reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

Rockefeller Funds
Additional Information
(Unaudited)
Tax Information
For the year ended November 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief
Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2021, was as follows:
For the year ended November 30, 2021, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(c)
of the Code for the Funds was as follows:
Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Code, the Rockefeller Equity Allocation Fund designated the following amounts as foreign taxes paid for the year ended November 30, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.
Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
Rockefeller Climate Solutions Fund 0.00%
Rockefeller Equity Allocation Fund
56.79%
Rockefeller Core Taxable Bond Fund
0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund
0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund
0.00%
Rockefeller Climate Solutions Fund 0.00%
Rockefeller Equity Allocation Fund
14.14%
Rockefeller Core Taxable Bond Fund
0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund
0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund
0.00%
Rockefeller Climate Solutions Fund 0.00%
Rockefeller Equity Allocation Fund
0.00%
Rockefeller Core Taxable Bond Fund
0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund
98.97%
Rockefeller Intermediate Tax Exempt New York Bond Fund
99.96%
Creditable Foreign
Tax Credit Paid
Per Share
Amount
Distribution Derived
From Foreign
Sourced Income
Rockefeller Equity Allocation Fund
106,573 0.02026729 74.73%

Rockefeller Funds
Additional Information (Continued)
(Unaudited)
Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Information about Trustees
The business and affairs of the Trust are managed under the direction of the Board of
Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.
Name Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Serve d
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Independent Trustees
Michael D. Akers, Ph.D.
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1955
Trustee
Indefinite
Term;
Since
August
22, 2001
26
Professor
Emeritus
Department of
Accounting (June
2019-present),
Professor
Department of
Accounting (2004-
2019), Chair,
Department of
Accounting (2004-
2017), Marquette
University.
Independent
Trustee, USA
MUTUALS
(an open-end
investment
company)
(2001-2021).
Gary A. Drska
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1956
Trustee
Indefinite
Term;
Since
August
22, 2001
26
Retired; Former
Pilot, Frontier/
Midwest Airlines,
Inc. (airline
company)
(1986-2021).
Independent
Trustee, USA
MUTUALS
(an open-end
investment
company)
(2001-2021).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)
Name Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Serve
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Vincent P. Lyles
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1961
Trustee
Indefinite
Term;
Since
April 6,
2022
26
System Vice
President of
Community
Relations,
Advocate
Aurora Health
Care (health
care provider)
(2019-present);
President and
Chief Executive
Officer, Boys
& Girls Club of
Greater Milwaukee
(2012-2018).
Independent
Director, BMO
Funds, Inc.
(an open-end
investment
company)
(2017-2022).
Erik K. Olstein
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1967
Trustee
Indefinite
Term;
Since
April 6,
2022
26
Retired; President
and Chief
Operating Officer
(2000-2020),
Vice President of
Sales and Chief
Operating Officer
(1995-2000),
Olstein Capital
Management,
L.P. (asset
management
firm); Secretary
and Assistant
Treasurer, The
Olstein Funds
(1995-2018).
Trustee, The
Olstein Funds
(an open-end
investment
company)
(1995-2018).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)
Name Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Serve
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Lisa Zúñiga Ramírez
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1969
Trustee
Indefinite
Term;
Since
April 6,
2022
26
Retired; Principal
and Senior
Portfolio Manager,
Segall , Bryan &
Hamill, LLC (asset
management
firm) (2018-2020);
Partner and
Senior Portfolio
Manager, Denver
Investments
LLC (asset
management firm)
(2009-2018).
N/A
Gregory M. Wesley
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1969
Trustee
Indefinite
Term;
Since
April 6,
2022
26
Senior Vice
President of
Strategic Alliances
and Business
Development,
Medical College
of Wisconsin
(2016-present).
N/A
Interested Trustee and Officers
Joseph C. Neuberger*
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1962
Chairperson
and Trustee
Indefinite
Term;
Since
August
22, 2001
N/A
President
(2017-present),
Chief Operating
Officer (2016-
2020), Executive
Vice President,
(1994-2017), U.S.
Bancorp Fund
Services, LLC.
Trustee, Buffalo
Funds (an open-
end investment
company) (2003–
2017); Trustee,
USA MUTUALS
(an open-end
investment
company)
(2001-2018).
John P. Buckel
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1957
President
and
Principal
Executive
Officer
Indefinite
Term;
Since
January
24, 2013
N/A
Vice President
U.S. Bancorp Fund
Services, LLC
(2004-present).
N/A

Rockefeller Funds
Additional Information (Continued)
(Unaudited)
Name Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Serve
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Jennifer A. Lima
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1974
Vice
President,
Treasurer
and
Principal
Financial
and
Accounting
Officer
Indefinite
Term;
Since
January
24, 2013
N/A
Vice President
U.S. Bancorp Fund
Services, LLC
(2002-present).
N/A
Deanna B. Marotz
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1965
Chief
Compliance
Officer, Vice
President
and Anti-
Money
Laundering
Officer
Indefinite
Term;
Since
October
21, 2021
N/A
Senior Vice
President,
U.S. Bancorp
Fund Service, LLC
(2021-present);
Chief Compliance
Officer of Keeley-
Teton Advisors,
LLC and Teton
Advisors, Inc.
(2017-2021);
Chief Compliance
Officer of
Keeley Asset
Management
Corp. (2015-2017).
N/A
Jay S. Fitton
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1970
Secretary
Indefinite
Term;
Since
July 22,
2019
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2019–present);
Partner, Practus ,
LLP (2018-2019);
Counsel Drinker,
Biddle & Reath
LLP (2016-2018).
N/A
Kelly A. Strauss
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1987
Assistant
Treasurer
Indefinite
Term;
Since
April 23,
2015
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2011–present).
N/A

Rockefeller Funds
Additional Information (Continued)
(Unaudited)
* Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940
Act due to his position and material business relationship with the Trust.
Name Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Serve
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Melissa Aguinaga
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1987
Assistant
Treasurer
Indefinite
Term;
Since
July 1,
2015
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2010–present).
N/A
Laura A. Caroll
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1985
Assistant
Treasurer
Indefinite
Term;
Since
August
20,
2018
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2007–present).
N/A

! ! !
A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties.
In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’
forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively.
Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.
ADDITIONAL INFORMATION (Unaudited)
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 855-369-6209.
A description of these policies and procedures is also included in the Funds’ Statement of
Additional Information, which is available on the SEC’s website at http://www.sec.gov .
The Funds’ proxy voting records for the most recent 12-month period ended June 30 are available without charge, either upon request by calling the Funds toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov .
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the
Part F of Form N-PORT reports, on the SEC’s website at http://www.sec.gov .
Results of Shareholder Meeting
A Special Joint Meeting of Shareholders (the “Meeting”) took place on April 6, 2022. The
Meeting was held for all series in the Trust. All Trust shareholders of record, in the aggregate across all series of the Trust, were entitled to attend or submit proxies. As of the record date,
February 7, 2022, the Trust had 534,673,511 shares outstanding. The results of the voting for the proposals were as follows:
Proposal 1: To approve the election of four Trustees to the Board of Trustees of the Trust to serve until his or her successor is elected and qualified.
For Votes Votes Withheld Broker Non-Vote
Vincent P. Lyles 465,453,094 2,962,687 15,025,189
Erik K. Olstein 465,703,874 2,711,906 15,025,189
Lisa Zúñiga Ramírez 465,728,682 2,662,552 15,025,189
Gregory M. Wesley 465,394,219 2,984,741 15,025,189

! ! !
Accordingly, effective April 6, 2022, the Board of Trustees of Trust for Professional Managers
consists of the following individuals, each of whom have been elected by shareholders:
Michael D. Akers, Independent Trustee
Gary A. Drska, Independent Trustee
Vincent P. Lyles, Independent Trustee
Erik K. Olstein, Independent Trustee
Lisa Zúñiga Ramírez, Independent Trustee
Gregory M. Wesley, Independent Trustee
Joseph C. Neuberger, Interested Trustee
Proposal 2: To approve one or more adjournments of the Special Meeting to a later date to solicit additional proxies.
HOUSEHOLDING (Unaudited)
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the
Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-
369-6209 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.
For Votes Votes Against Broker Abstained
476,848,750 2,932,139 3,647,484

! ! !
ROCKEFELLER FUNDS
Investment Adviser
Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Transfer Agent, Fund Accountant and
Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue
Suite 2200
Milwaukee, Wisconsin 53202
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)
Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders
.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2)
A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)

Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.
  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title       /s/ John Buckel
John Buckel, President

Date  8/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* ________/s/ John Buckel______________
John Buckel, President

Date  8/3/2022

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  8/3/2022

* Print the name and title of each signing officer under his or her signature.